UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2019
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund (formerly, State Street Disciplined Emerging Markets Equity Fund)
State Street International Stock Selection Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-997-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-997-7327. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2019

Description	% of Net Assets
Ciena Corp.	0.9%
j2 Global, Inc.	0.9
Deckers Outdoor Corp.	0.8
Essent Group, Ltd.	0.8
Aaron's, Inc.	0.8
TOTAL	4.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2019

% of Net Assets
Banks	8.0%
Specialty Retail	6.5
Electronic Equipment, Instruments & Components	5.4
IT Services	4.7
Mortgage Real Estate Investment Trust (REITs)	4.3
Commercial Services & Supplies	4.3
Equity Real Estate Investment Trusts (REITs)	4.1
Hotels, Restaurants & Leisure	4.1
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.5
Trading Companies & Distributors	3.1
Pharmaceuticals	3.1
Biotechnology	3.0
Software	3.0
Semiconductors & Semiconductor Equipment	2.7
Chemicals	2.7
Professional Services	2.6
Media	1.7
Insurance	1.6
Communications Equipment	1.6
Machinery	1.6
Construction & Engineering	1.5
Textiles, Apparel & Luxury Goods	1.5
Health Care Technology	1.4
Thrifts & Mortgage Finance	1.4
Metals & Mining	1.4
Household Durables	1.4
Life Sciences Tools & Services	1.2
Electrical Equipment	1.2
Aerospace & Defense	1.2
Auto Components	1.0
Consumer Finance	0.9
Airlines	0.9
Air Freight & Logistics	0.7
Real Estate Management & Development	0.7
Capital Markets	0.5
Electric Utilities	0.5
Entertainment	0.5
Technology Hardware, Storage & Peripherals	0.4
Energy Equipment & Services	0.4
Distributors	0.3
Building Products	0.2
Marine	0.2
Gas Utilities	0.2
Leisure Equipment & Products	0.2
Food & Staples Retailing	0.1
Paper & Forest Products	0.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

State Street Defensive Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2019

Description	% of Net Assets
KT&G Corp.	3.1%
China Mobile, Ltd.	3.0
SK Telecom Co., Ltd.	2.9
China Communications Services Corp., Ltd.	2.9
Infosys, Ltd.	2.8
TOTAL	14.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2019

% of Net Assets
Banks	15.0%
Diversified Telecommunication Services	12.1
Oil, Gas & Consumable Fuels	7.0
Wireless Telecommunication Services	6.9
IT Services	6.4
Independent Power and Renewable Electricity Producers	4.6
Semiconductors & Semiconductor Equipment	4.0
Transportation Infrastructure	3.7
Metals & Mining	3.7
Food Products	3.6
Chemicals	3.4
Tobacco	3.2
Electric Utilities	3.2
Real Estate Investment Trusts (REITs)	2.3
Insurance	2.2
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.3
Gas Utilities	1.1
Trading Companies & Distributors	1.1
Life Sciences Tools & Services	1.0
Airlines	1.0
Pharmaceuticals	1.0
Construction & Engineering	0.9
Road & Rail	0.9
Interactive Media & Services	0.8
Marine	0.8
Commercial Services & Supplies	0.6
Software	0.5
Capital Markets	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Durables	0.4
Electronic Equipment, Instruments & Components	0.4
Food & Staples Retailing	0.3
Beverages	0.3
Consumer Finance	0.3
Auto Components	0.2
Air Freight & Logistics	0.2
Health Care Providers & Services	0.2
Water Utilities	0.1
Media	0.1
Automobiles	0.1
Short-Term Investments	1.2
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2019

Description	% of Net Assets
Novartis AG	2.9%
Toyota Motor Corp.	2.5
Sanofi	2.1
Rio Tinto PLC	2.0
Honda Motor Co., Ltd.	1.9
TOTAL	11.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2019

% of Net Assets
Pharmaceuticals	10.0%
Insurance	8.8
Banks	7.7
Oil, Gas & Consumable Fuels	5.6
Metals & Mining	5.2
Automobiles	4.4
Construction & Engineering	3.6
Chemicals	3.5
Food Products	3.3
Auto Components	3.2
Trading Companies & Distributors	3.2
Diversified Telecommunication Services	3.1
Food & Staples Retailing	3.1
Technology Hardware, Storage & Peripherals	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Real Estate Management & Development	2.1
Health Care Providers & Services	2.0
Beverages	1.9
Road & Rail	1.8
Airlines	1.7
Media	1.6
Aerospace & Defense	1.6
Household Durables	1.4
Tobacco	1.4
Electric Utilities	1.4
Machinery	1.4
Personal Products	1.3
Capital Markets	1.2
Communications Equipment	0.9
Professional Services	0.9
Textiles, Apparel & Luxury Goods	0.7
Electronic Equipment, Instruments & Components	0.7
Multi-Utilities	0.7
Health Care Equipment & Supplies	0.6
Hotels, Restaurants & Leisure	0.5
Semiconductors & Semiconductor Equipment	0.5
Electrical Equipment	0.4
Building Products	0.4
Diversified Financial Services	0.3
Distributors	0.3
Paper & Forest Products	0.2
Commercial Services & Supplies	0.2
Consumer Finance	0.2
IT Services	0.1
Gas Utilities	0.1
Energy Equipment & Services	0.1
Specialty Retail	0.1
Multiline Retail	0.0*
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
COMMUNICATION SERVICES — 2.2%
MSG Networks, Inc. Class A (a)	4,972	$ 120,024
National CineMedia, Inc.	16,779	129,870
Rosetta Stone, Inc. (a)	7,703	124,095
Sinclair Broadcast Group, Inc. Class A	3,810	137,541
		511,530
CONSUMER DISCRETIONARY — 15.0%
Aaron's, Inc.	3,386	183,826
American Eagle Outfitters, Inc.	8,092	165,077
Asbury Automotive Group, Inc. (a)	2,168	155,641
Bloomin' Brands, Inc.	7,979	165,006
Brinker International, Inc. (b)	2,968	135,845
Buckle, Inc.	879	16,868
Caleres, Inc.	4,747	147,632
Cheesecake Factory, Inc. (b)	2,740	129,602
Children's Place, Inc. (b)	1,584	151,367
Citi Trends, Inc.	1,780	38,519
Cooper Tire & Rubber Co.	4,352	139,090
Cracker Barrel Old Country Store, Inc.	903	146,277
Dave & Buster's Entertainment, Inc.	3,002	154,093
Deckers Outdoor Corp. (a)	1,267	187,453
Dine Brands Global, Inc. (b)	1,630	161,696
DSW, Inc. Class A	5,968	176,712
Escalade, Inc.	581	7,088
Guess?, Inc.	6,727	150,617
Helen of Troy, Ltd. (a)	1,170	131,169
La-Z-Boy, Inc.	5,152	177,280
Malibu Boats, Inc. Class A (a)	795	36,737
Rocky Brands, Inc.	209	6,260
Ruth's Hospitality Group, Inc.	1,720	43,722
Sally Beauty Holdings, Inc. (a)(b)	8,119	146,710
Shoe Carnival, Inc. (b)	3,936	150,119
Speedway Motorsports, Inc.	153	2,702
Standard Motor Products, Inc.	369	18,192
Steven Madden, Ltd.	4,980	164,290
Tower International, Inc.	2,501	64,151
Weyco Group, Inc.	2,344	71,070
Winmark Corp.	200	34,450
		3,459,261
CONSUMER STAPLES — 0.1%
Ingles Markets, Inc. Class A	628	19,543
ENERGY — 3.9%
Arch Coal, Inc. Class A (b)	1,696	157,999
Archrock, Inc.	1,267	12,366
California Resources Corp. (a)(b)	881	20,836
CONSOL Energy, Inc. (a)	4,257	161,553
Denbury Resources, Inc. (a)(b)	31,811	61,077
Evolution Petroleum Corp.	16,341	115,531
Exterran Corp. (a)	2,973	50,749
Hallador Energy Co.	2,961	15,901
Security Description	Shares	Value
Matrix Service Co. (a)	1,027	$ 21,454
Northern Oil and Gas, Inc. (a)(b)	45,230	107,195
Peabody Energy Corp.	704	21,718
SEACOR Holdings, Inc. (a)	711	31,753
W&T Offshore, Inc. (a)(b)	23,608	122,998
		901,130
FINANCIALS — 16.7%
AG Mortgage Investment Trust, Inc. REIT	2,068	36,769
AMERISAFE, Inc.	2,114	133,415
Ares Commercial Real Estate Corp. REIT	8,961	136,745
Bank of NT Butterfield & Son, Ltd.	3,588	146,175
BankFinancial Corp.	2,142	33,501
Banner Corp.	2,534	157,437
Blucora, Inc. (a)	1,231	33,102
Central Pacific Financial Corp.	4,964	144,850
Cherry Hill Mortgage Investment Corp. REIT (b)	1,670	30,962
Community Trust Bancorp, Inc.	3,158	135,099
Diamond Hill Investment Group, Inc.	16	2,271
Dynex Capital, Inc. REIT (b)	17,115	104,401
Essent Group, Ltd. (a)	4,288	184,984
First Community Bankshares, Inc.	3,989	143,006
First Financial Corp.	3,108	137,933
Flushing Financial Corp.	6,422	149,055
Green Dot Corp. Class A (a)	2,058	132,844
Health Insurance Innovations, Inc. Class A (a)(b)	1,501	55,852
Independence Holding Co.	1,412	53,924
International Bancshares Corp.	3,973	162,178
Invesco Mortgage Capital, Inc. REIT	2,764	44,003
Investors Bancorp, Inc.	4,881	61,354
Ladder Capital Corp. REIT	8,945	164,141
MBT Financial Corp.	2,662	29,468
Moelis & Co. Class A	1,975	88,105
Nelnet, Inc. Class A	1,295	70,992
Northrim BanCorp, Inc.	3,689	138,374
Northwest Bancshares, Inc.	6,553	121,886
PennyMac Mortgage Investment Trust REIT	6,942	141,478
Peoples Bancorp, Inc.	4,120	137,361
Ready Capital Corp. REIT	2,912	46,971
Redwood Trust, Inc. REIT	8,941	136,797
Republic Bancorp, Inc. Class A	3,097	140,108
United Fire Group, Inc.	2,606	127,016
WesBanco, Inc.	3,692	156,652
Western Asset Mortgage Capital Corp. REIT (b)	13,365	134,051
		3,853,260
HEALTH CARE — 16.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	268	7,102
Acceleron Pharma, Inc. (a)(b)	164	7,223

See accompanying notes to financial statements.
4

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Akorn, Inc. (a)	32,239	$ 130,568
AMAG Pharmaceuticals, Inc. (a)(b)	1,997	29,735
Amicus Therapeutics, Inc. (a)(b)	1,547	18,719
AMN Healthcare Services, Inc. (a)	2,542	127,125
AnaptysBio, Inc. (a)(b)	73	5,028
Arena Pharmaceuticals, Inc. (a)	329	16,424
Array BioPharma, Inc. (a)(b)	1,639	37,599
Arrowhead Pharmaceuticals, Inc. (a)(b)	3,047	59,477
Arsanis, Inc. (a)	211	582
Atara Biotherapeutics, Inc. (a)(b)	168	6,016
Blueprint Medicines Corp. (a)	359	29,506
Cambrex Corp. (a)	93	3,845
CareDx, Inc. (a)	1,506	46,867
Concert Pharmaceuticals, Inc. (a)	2,602	39,524
CONMED Corp.	2,245	172,640
CorVel Corp. (a)	1,995	134,263
Cross Country Healthcare, Inc. (a)	13,225	115,586
CTI BioPharma Corp. (a)(b)	192	196
CytomX Therapeutics, Inc. (a)	290	3,254
Editas Medicine, Inc. (a)(b)	194	4,002
Emergent BioSolutions, Inc. (a)	1,041	60,742
Enanta Pharmaceuticals, Inc. (a)	67	6,870
Endo International PLC (a)	13,481	148,156
Ensign Group, Inc.	3,200	158,240
FibroGen, Inc. (a)	705	40,749
Galectin Therapeutics, Inc. (a)(b)	250	1,303
Genomic Health, Inc. (a)	90	6,837
Global Blood Therapeutics, Inc. (a)(b)	246	12,915
Haemonetics Corp. (a)	1,752	152,196
Halozyme Therapeutics, Inc. (a)	742	12,800
HealthStream, Inc.	5,451	151,538
Heron Therapeutics, Inc. (a)(b)	403	10,667
HMS Holdings Corp. (a)	4,495	154,898
Horizon Pharma PLC (a)	3,016	87,494
ImmunoGen, Inc. (a)	1,592	7,514
Immunomedics, Inc. (a)(b)	978	15,413
Insmed, Inc. (a)(b)	380	11,267
Integer Holdings Corp. (a)	1,777	161,636
Intellia Therapeutics, Inc. (a)(b)	762	11,605
Intercept Pharmaceuticals, Inc. (a)(b)	139	13,864
IntriCon Corp. (a)(b)	3,517	94,678
Ironwood Pharmaceuticals, Inc. (a)(b)	853	12,147
Lannett Co., Inc. (a)	15,139	142,458
Ligand Pharmaceuticals, Inc. (a)	173	21,466
Luminex Corp.	5,139	130,942
Madrigal Pharmaceuticals, Inc. (a)(b)	25	3,282
Mallinckrodt PLC (a)(b)	6,806	169,878
Medpace Holdings, Inc. (a)	2,413	132,594
Meridian Bioscience, Inc.	1,867	31,870
MiMedx Group, Inc. (a)(b)	1,246	3,738
Momenta Pharmaceuticals, Inc. (a)	332	4,678
Security Description	Shares	Value
Myriad Genetics, Inc. (a)	395	$ 12,257
National HealthCare Corp.	1,781	144,991
Orthofix Medical, Inc. (a)	2,381	145,479
Phibro Animal Health Corp. Class A	753	22,063
Portola Pharmaceuticals, Inc. (a)(b)	410	12,591
Providence Service Corp. (a)	1,959	139,716
PTC Therapeutics, Inc. (a)	207	7,150
Puma Biotechnology, Inc. (a)(b)	82	2,280
REGENXBIO, Inc. (a)	199	10,294
Repligen Corp. (a)(b)	272	16,189
Sangamo Therapeutics, Inc. (a)(b)	253	2,280
Spark Therapeutics, Inc. (a)(b)	165	18,695
Spectrum Pharmaceuticals, Inc. (a)	318	3,438
Supernus Pharmaceuticals, Inc. (a)	358	14,621
Tandem Diabetes Care, Inc. (a)	1,984	130,091
Tivity Health, Inc. (a)(b)	3,578	76,569
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	23,860
Utah Medical Products, Inc.	648	55,002
Vanda Pharmaceuticals, Inc. (a)	198	4,008
Xencor, Inc. (a)(b)	183	5,552
		3,816,842
INDUSTRIALS — 17.5%
Advanced Drainage Systems, Inc.	456	11,592
Applied Industrial Technologies, Inc.	2,609	151,687
Atkore International Group, Inc. (a)	6,235	144,028
Briggs & Stratton Corp.	6,102	79,997
CBIZ, Inc. (a)	177	3,652
Continental Building Products, Inc. (a)	901	25,976
CSW Industrials, Inc. (a)	367	20,838
Deluxe Corp.	2,145	99,807
EMCOR Group, Inc.	2,393	172,607
EnerSys	1,994	147,197
Ennis, Inc.	725	15,370
Forward Air Corp.	2,425	156,776
FTI Consulting, Inc. (a)	2,386	176,946
GATX Corp. (b)	2,009	159,715
Gorman-Rupp Co.	3,919	132,501
H&E Equipment Services, Inc.	4,487	129,181
Herc Holdings, Inc. (a)	3,498	153,912
Herman Miller, Inc.	1,164	42,696
Hillenbrand, Inc.	3,699	163,829
HNI Corp.	3,288	127,015
Insperity, Inc.	1,421	179,430
Interface, Inc.	7,167	127,214
KBR, Inc.	8,772	173,335
Kforce, Inc.	1,713	63,398
Knoll, Inc.	6,989	147,887
Korn/Ferry International	3,240	158,080
Matson, Inc.	1,406	50,771
McGrath RentCorp	2,792	167,073
Moog, Inc. Class A	1,820	171,007
National Presto Industries, Inc. (b)	1,039	116,513
RR Donnelley & Sons Co.	22,635	121,776

See accompanying notes to financial statements.
5

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc. Class B	1,676	$ 69,219
SkyWest, Inc.	815	44,043
Spirit Airlines, Inc. (a)	2,708	152,325
Tetra Tech, Inc.	2,759	165,595
Triton International, Ltd.	388	12,769
		4,035,757
INFORMATION TECHNOLOGY — 17.8%
ACI Worldwide, Inc. (a)	5,423	172,831
Badger Meter, Inc.	2,578	151,690
Bel Fuse, Inc. Class B	1,463	35,770
Bottomline Technologies DE, Inc. (a)	571	28,481
Ciena Corp. (a)	5,019	214,111
Cirrus Logic, Inc. (a)	3,965	159,115
CSG Systems International, Inc.	3,381	140,481
Diodes, Inc. (a)	4,297	173,298
eGain Corp. (a)	11,424	129,548
Electronics For Imaging, Inc. (a)	3,515	95,046
ePlus, Inc. (a)	1,664	148,828
EVERTEC, Inc.	5,187	148,452
Extreme Networks, Inc. (a)	18,210	149,686
Fabrinet (a)	2,997	175,324
Hackett Group, Inc.	6,247	101,576
j2 Global, Inc. (b)	2,322	197,393
KEMET Corp.	7,263	137,634
Knowles Corp. (a)	3,840	62,515
Lumentum Holdings, Inc. (a)	375	18,656
ManTech International Corp. Class A	2,251	122,342
Novanta, Inc. (a)	372	30,404
OSI Systems, Inc. (a)	1,706	148,166
Perficient, Inc. (a)	5,594	160,044
Progress Software Corp.	4,015	147,672
Rambus, Inc. (a)	13,706	140,761
Rudolph Technologies, Inc. (a)	5,793	130,806
Sanmina Corp. (a)	4,851	154,941
ScanSource, Inc. (a)	556	20,878
Science Applications International Corp.	1,981	147,981
Sykes Enterprises, Inc. (a)	5,170	152,980
Unisys Corp. (a)	10,356	139,910
Vishay Intertechnology, Inc.	7,786	170,669
		4,107,989
MATERIALS — 4.2%
AdvanSix, Inc. (a)	4,672	153,008
Hawkins, Inc.	94	3,875
Innophos Holdings, Inc.	3,824	126,957
Kaiser Aluminum Corp.	1,536	168,161
Stepan Co.	1,734	163,169
Tredegar Corp.	1,208	21,043
Trinseo SA	3,137	157,446
Verso Corp. Class A (a)	1,370	26,920
Warrior Met Coal, Inc. (b)	5,334	156,180
		976,759
Security Description	Shares	Value
REAL ESTATE — 4.8%
Chesapeake Lodging Trust REIT	3,996	$ 120,359
CoreCivic, Inc. REIT	6,923	146,629
HFF, Inc. Class A	3,563	161,048
Lexington Realty Trust REIT	4,909	45,605
RPT Realty REIT (b)	9,989	126,660
Ryman Hospitality Properties, Inc. REIT	2,205	178,583
Tanger Factory Outlet Centers, Inc. REIT (b)	1,286	27,765
Tier REIT, Inc.	6,090	147,682
Urstadt Biddle Properties, Inc. Class A, REIT	728	15,230
Xenia Hotels & Resorts, Inc. REIT	7,590	148,233
		1,117,794
UTILITIES — 0.7%
ONE Gas, Inc.	449	38,816
PNM Resources, Inc.	1,506	65,782
Portland General Electric Co.	989	49,589
		154,187
TOTAL COMMON STOCKS (Cost $22,563,246)		22,954,052

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.39% (c) (d)	129,798	129,798
State Street Navigator Securities Lending Portfolio II (e) (f)	1,282,489	1,282,489
TOTAL SHORT-TERM INVESTMENTS (Cost $1,412,287)		1,412,287
TOTAL INVESTMENTS — 105.6% (Cost $23,975,533)		24,366,339
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(1,301,632)
NET ASSETS — 100.0%		$ 23,064,707
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

See accompanying notes to financial statements.
6

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

At February 28, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	1	03/15/2019	$67,657	$78,775	$11,118
During the period ended February 28, 2019, average notional value related to futures contracts was $101,404 or 0.44% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,954,052	$—	$—	$22,954,052
Short-Term Investments	1,412,287	—	—	1,412,287
TOTAL INVESTMENTS	$24,366,339	$—	$—	$24,366,339
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	11,118	—	—	11,118
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 11,118	$—	$—	$ 11,118
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$24,377,457	$—	$—	$24,377,457
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/19	Value at 2/28/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,444	$285,444	$1,460,455	$1,616,101	$—	$—	129,798	$ 129,798	$2,343	$—
State Street Navigator Securities Lending Government Money Market Portfolio	229,827	229,827	1,081,306	1,311,133	—	—	—	—	6,035	—
State Street Navigator Securities Lending Portfolio II	—	—	2,983,397	1,700,908	—	—	1,282,489	1,282,489	1,462	—
Total		$515,271	$5,525,158	$4,628,142	$—	$—		$1,412,287	$9,840	$—
See accompanying notes to financial statements.
7

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
BRAZIL — 4.9%
Banco Santander Brasil SA	12,500	$ 149,555
Braskem SA Preference Shares ADR (a)	4,300	123,969
Cia de Saneamento de Minas Gerais-COPASA	4,800	79,166
EDP - Energias do Brasil SA	61,900	285,098
IRB Brasil Resseguros SA	38,800	919,346
Itau Unibanco Holding SA Preference Shares	44,250	415,033
JBS SA	176,500	631,070
SLC Agricola SA	18,300	199,850
Transmissora Alianca de Energia Eletrica SA	35,200	233,908
		3,036,995
CHILE — 1.0%
AES Gener SA	506,998	151,599
Enel Americas SA	582,627	101,276
Enel Chile SA	1,414,371	148,398
Engie Energia Chile SA	121,717	242,255
		643,528
CHINA — 20.2%
Bank of Communications Co., Ltd. Class A	115,800	110,843
Bank of Communications Co., Ltd. Class H	117,000	98,223
China Communications Services Corp., Ltd. Class H	1,764,000	1,773,045
China Lilang, Ltd.	189,000	181,301
China Longyuan Power Group Corp., Ltd. Class H	135,000	100,780
China Mobile, Ltd.	177,700	1,869,871
China Petroleum & Chemical Corp. Class H	684,000	590,786
China Resources Pharmaceutical Group, Ltd. (b)	186,500	249,942
China Resources Power Holdings Co., Ltd.	472,000	894,724
China Shenhua Energy Co., Ltd. Class H	405,500	1,000,093
China Shineway Pharmaceutical Group, Ltd.	99,000	103,670
China Telecom Corp., Ltd. Class H	1,282,000	694,099
China Yangtze Power Co., Ltd. Class A	28,000	68,260
CNOOC, Ltd.	777,000	1,340,244
Daqin Railway Co., Ltd. Class A	439,200	586,590
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,494,100	1,334,264
Huaneng Power International, Inc. Class H	402,000	247,865
Jiangsu Expressway Co., Ltd. Class H	406,000	559,625
Sinopec Engineering Group Co., Ltd. Class H	113,000	102,639
Security Description	Shares	Value
Tencent Holdings, Ltd.	11,500	$ 491,952
		12,398,816
CZECH REPUBLIC — 3.1%
CEZ A/S	5,796	140,442
Moneta Money Bank A/S (b)	46,205	163,631
O2 Czech Republic A/S	137,631	1,499,488
Philip Morris CR A/S	118	76,037
		1,879,598
GREECE — 1.3%
Aegean Airlines SA	37,912	336,359
Motor Oil Hellas Corinth Refineries SA	19,183	466,942
		803,301
HONG KONG — 1.2%
Yuexiu Real Estate Investment Trust	555,000	375,432
Yuexiu Transport Infrastructure, Ltd.	502,000	390,741
		766,173
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	256,957	432,744
INDIA — 9.0%
Divi's Laboratories, Ltd.	25,409	590,961
Dr Reddy's Laboratories, Ltd.	6,963	257,629
GAIL India, Ltd.	137,682	662,024
HCL Technologies, Ltd.	56,448	836,408
Infosys, Ltd.	167,865	1,733,021
Jagran Prakashan, Ltd.	60,211	81,564
Tata Consultancy Services, Ltd.	10,536	293,810
Tech Mahindra, Ltd.	52,489	612,625
Wipro, Ltd.	86,165	446,899
		5,514,941
INDONESIA — 1.9%
Bank Central Asia Tbk PT	168,000	329,312
Telekomunikasi Indonesia Persero Tbk PT	3,016,900	827,811
		1,157,123
MALAYSIA — 5.5%
AMMB Holdings Bhd	234,800	258,098
Carlsberg Brewery Malaysia Bhd Class B	28,200	169,900
IGB Real Estate Investment Trust	329,400	140,946
Malayan Banking Bhd	134,041	314,130
MISC Bhd	284,000	481,889
PPB Group Bhd	72,720	328,326
Public Bank Bhd	269,400	1,656,216
		3,349,505
MEXICO — 0.6%
Bolsa Mexicana de Valores SAB de CV	98,800	205,989

See accompanying notes to financial statements.
8

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	67,800	$ 175,290
		381,279
PAKISTAN — 1.9%
Hub Power Co. Ltd	98,800	61,962
Indus Motor Co., Ltd.	8,440	74,482
MCB Bank, Ltd.	201,400	298,290
Nishat Mills, Ltd.	118,400	119,546
Oil & Gas Development Co., Ltd.	588,500	633,795
		1,188,075
PERU — 1.0%
Credicorp, Ltd.	2,500	607,725
PHILIPPINES — 3.9%
Aboitiz Power Corp.	420,800	283,544
Cebu Air, Inc.	207,650	337,451
Globe Telecom, Inc.	11,500	422,467
Manila Electric Co.	110,530	785,592
Metro Pacific Investments Corp.	6,570,700	597,106
		2,426,160
POLAND — 0.7%
Asseco Poland SA	19,835	278,347
Neuca SA	2,106	144,708
		423,055
QATAR — 2.2%
Barwa Real Estate Co.	22,068	239,998
Masraf Al Rayan QSC	11,084	112,324
Ooredoo QSC	19,974	367,472
Qatar Gas Transport Co., Ltd.	25,319	139,068
Qatar Islamic Bank SAQ	11,685	465,956
		1,324,818
RUSSIA — 2.5%
Alrosa PJSC	943,000	1,360,917
Novolipetsk Steel PJSC GDR	6,600	157,278
		1,518,195
SINGAPORE — 1.1%
BOC Aviation, Ltd. (b)	77,700	672,102
SOUTH AFRICA — 1.2%
AngloGold Ashanti, Ltd.	26,320	377,253
Gold Fields, Ltd.	47,933	195,592
Harmony Gold Mining Co., Ltd. (c)	87,031	182,784
		755,629
SOUTH KOREA — 10.3%
DB Insurance Co., Ltd.	1,496	96,435
Hyundai Glovis Co., Ltd.	1,261	156,406
Hyundai Mobis Co., Ltd.	797	156,254
KT&G Corp.	20,058	1,881,496
LG Uplus Corp.	26,990	359,963
Samsung Card Co., Ltd.	5,345	161,818
Samsung Electronics Co., Ltd.	23,168	929,027
Samsung Fire & Marine Insurance Co., Ltd.	539	144,490
SK Telecom Co., Ltd.	7,736	1,791,792
Security Description	Shares	Value
Woori Financial Group, Inc. (c)	49,282	$ 648,505
		6,326,186
TAIWAN — 17.2%
Asustek Computer, Inc.	16,000	114,113
AU Optronics Corp.	613,000	226,067
Cathay Financial Holding Co., Ltd.	138,000	203,123
Chunghwa Telecom Co., Ltd.	413,000	1,435,868
E.Sun Financial Holding Co., Ltd.	741,487	532,447
First Financial Holding Co., Ltd.	2,043,219	1,380,890
Formosa Chemicals & Fibre Corp.	340,000	1,165,500
Formosa Plastics Corp.	112,000	373,012
Fubon Financial Holding Co., Ltd.	142,000	209,933
Greatek Electronics, Inc.	212,000	291,378
Mega Financial Holding Co., Ltd.	145,000	128,385
Nan Ya Plastics Corp.	160,000	399,786
Powertech Technology, Inc.	187,000	435,046
Sampo Corp.	508,200	240,258
Taiwan Mobile Co., Ltd.	47,000	167,985
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,800	187,440
Taiwan Semiconductor Manufacturing Co., Ltd.	195,782	1,520,378
Taiwan Shin Kong Security Co., Ltd.	288,000	358,403
Ttet Union Corp.	65,000	212,256
Uni-President Enterprises Corp.	363,960	886,943
Yuanta Financial Holding Co., Ltd.	195,000	110,563
		10,579,774
THAILAND — 2.5%
Electricity Generating PCL	125,500	1,063,340
Electricity Generating PCL NVDR	5,000	42,364
Land & Houses PCL	1,258,500	419,334
		1,525,038
TURKEY — 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	3,952	106,236
UNITED ARAB EMIRATES — 3.5%
Abu Dhabi Commercial Bank PJSC	570,891	1,481,239
Aldar Properties PJSC	1,369,082	663,481
Dubai Islamic Bank PJSC	9,032	12,836
		2,157,556
TOTAL COMMON STOCKS (Cost $51,074,740)		59,974,552

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.39% (d) (e)	708,991	708,991

See accompanying notes to financial statements.
9

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	49,913	$ 49,913
TOTAL SHORT-TERM INVESTMENTS (Cost $758,904)		758,904
TOTAL INVESTMENTS — 98.8% (Cost $51,833,644)		60,733,456
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		714,147
NET ASSETS — 100.0%		$ 61,447,603
(a)	All or a portion of the shares of the security are on loan at February 28, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of February 28, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

At February 28, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets Index (long)	18	03/15/2019	$937,355	$942,030	$4,675
During the period ended February 28, 2019, average notional value related to futures contracts was $1,662,608 or 2.71% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$58,491,878	$1,482,674	$—	$59,974,552
Short-Term Investments	758,904	—	—	758,904
TOTAL INVESTMENTS	$59,250,782	$1,482,674	$—	$60,733,456
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	4,675	—	—	4,675
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 4,675	$ —	$—	$ 4,675
See accompanying notes to financial statements.
10

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$59,255,457	$1,482,674	$—	$60,738,131
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/19	Value at 2/28/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	377,932	$377,932	$21,845,685	$21,514,626	$—	$—	708,991	$708,991	$13,572	$—
State Street Navigator Securities Lending Government Money Market Portfolio	253,892	253,892	139,014	392,906	—	—	—	—	55	—
State Street Navigator Securities Lending Portfolio II	—	—	491,367	441,454	—	—	49,913	49,913	3	—
Total		$631,824	$22,476,066	$22,348,986	$—	$—		$758,904	$13,630	$—
See accompanying notes to financial statements.
11

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 10.0%
AGL Energy, Ltd.	107,723	$ 1,620,727
Aurizon Holdings, Ltd.	773,149	2,478,919
AusNet Services	188,077	231,471
Australia & New Zealand Banking Group, Ltd.	13,038	258,958
BHP Group PLC	181,314	4,198,881
BHP Group, Ltd.	14,121	372,923
Brambles, Ltd.	27,605	230,280
Coca-Cola Amatil, Ltd.	44,482	251,480
GPT Group REIT	482,580	2,002,562
Macquarie Group, Ltd.	2,449	223,473
Mirvac Group REIT	142,555	259,882
Qantas Airways, Ltd.	130,581	530,756
Scentre Group REIT	323,903	889,174
South32, Ltd.	123,381	342,205
Stockland REIT	85,053	211,163
Telstra Corp., Ltd.	1,139,072	2,529,043
Vicinity Centres REIT	127,934	223,245
Wesfarmers, Ltd.	114,975	2,706,079
Whitehaven Coal, Ltd.	67,164	209,628
Woodside Petroleum, Ltd.	129,487	3,329,621
		23,100,470
AUSTRIA — 0.1%
OMV AG	4,392	231,150
BELGIUM — 0.6%
Ageas	22,884	1,127,854
Colruyt SA	1,717	122,453
UCB SA	2,831	237,258
		1,487,565
DENMARK — 1.3%
GN Store Nord A/S	18,695	900,926
Matas A/S	20,494	216,833
Novo Nordisk A/S Class B	25,890	1,270,354
Royal Unibrew A/S	4,143	306,335
Vestas Wind Systems A/S	2,884	240,064
		2,934,512
FINLAND — 1.6%
Nokia Oyj	334,412	2,022,083
UPM-Kymmene Oyj	10,945	330,158
Valmet Oyj	52,380	1,304,793
		3,657,034
FRANCE — 7.8%
Arkema SA	2,017	203,361
AXA SA	49,547	1,256,484
Capgemini SE	1,995	238,721
Cie de Saint-Gobain	7,767	279,702
Cie Generale des Etablissements Michelin SCA	18,829	2,259,497
CNP Assurances	110,460	2,553,059
Eutelsat Communications SA	9,545	188,477
Hermes International	423	267,899
Security Description	Shares	Value
L'Oreal SA	11,412	$ 2,880,389
Orange SA	16,311	249,351
Pernod Ricard SA	1,609	277,086
Safran SA	2,370	323,221
Sanofi	58,642	4,902,620
Schneider Electric SE	3,108	241,878
Societe BIC SA	2,851	269,645
TOTAL SA	4,813	273,672
Vinci SA	14,560	1,389,821
		18,054,883
GERMANY — 5.4%
Allianz SE	19,000	4,227,217
Amadeus Fire AG	2,330	244,619
Bayer AG	2,956	236,303
Covestro AG (a)	16,656	949,920
Deutsche Lufthansa AG	12,902	329,462
Deutsche Telekom AG	179,939	2,964,667
HOCHTIEF AG	1,577	250,050
LEG Immobilien AG	8,227	918,561
Merck KGaA	11,725	1,210,696
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,397	1,271,348
		12,602,843
HONG KONG — 3.4%
HKT Trust & HKT, Ltd.	71,000	110,890
Lifestyle International Holdings, Ltd.	55,000	96,691
Link REIT	237,000	2,679,544
Swire Pacific, Ltd. Class A	268,000	3,187,083
Wharf Holdings, Ltd.	72,000	225,179
Wheelock & Co., Ltd.	34,000	230,211
Yue Yuen Industrial Holdings, Ltd.	373,000	1,254,460
		7,784,058
ISRAEL — 1.3%
Bank Hapoalim BM	203,039	1,397,700
Bank Leumi Le-Israel BM	242,560	1,604,172
		3,001,872
ITALY — 2.8%
Enel SpA	39,094	236,567
Eni SpA	224,351	3,870,180
Saras SpA	240,487	475,962
Snam SpA	379,998	1,878,033
		6,460,742
JAPAN — 25.1%
ADEKA Corp.	15,100	224,471
Advantest Corp. (b)	11,800	278,313
AGC, Inc.	18,900	654,501
Alfresa Holdings Corp.	118,700	3,434,329
Asahi Kasei Corp.	201,400	2,193,510
Astellas Pharma, Inc.	163,300	2,517,661
Bridgestone Corp.	95,200	3,751,972

See accompanying notes to financial statements.
12

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Cosmo Energy Holdings Co., Ltd. (b)	10,700	$ 225,011
Denso Corp.	5,300	227,377
FUJIFILM Holdings Corp.	81,700	3,658,231
Haseko Corp.	18,100	225,875
Heiwado Co., Ltd.	9,700	216,078
Hitachi Construction Machinery Co., Ltd.	9,200	229,371
Hitachi, Ltd.	9,800	293,213
Honda Motor Co., Ltd.	153,500	4,342,040
ITOCHU Corp.	112,000	2,007,590
Jafco Co., Ltd.	5,800	202,934
Japan Airlines Co., Ltd.	88,900	3,242,080
JXTG Holdings, Inc.	41,100	191,995
Kajima Corp.	16,100	238,037
Konica Minolta, Inc.	285,700	2,768,187
Makino Milling Machine Co., Ltd.	6,000	240,883
Marubeni Corp.	38,900	277,341
Medipal Holdings Corp.	50,500	1,176,136
Meiko Electronics Co., Ltd. (b)	13,100	209,783
Mitsubishi Corp.	18,800	529,433
Mitsui & Co., Ltd.	240,700	3,778,989
Mitsui Chemicals, Inc.	12,100	294,508
Mizuho Financial Group, Inc.	139,600	219,422
NGK Spark Plug Co., Ltd.	9,200	195,283
Nippon Light Metal Holdings Co., Ltd.	109,600	241,884
Optorun Co., Ltd. (b)	13,200	259,228
Resona Holdings, Inc.	48,300	218,090
SEC Carbon, Ltd. (b)	2,200	209,411
Showa Corp.	18,100	251,693
Showa Denko KK	97,700	3,633,127
Sumitomo Chemical Co., Ltd.	43,400	214,927
Sumitomo Electric Industries, Ltd.	19,100	265,428
Sumitomo Mitsui Construction Co., Ltd.	36,800	241,999
Sumitomo Mitsui Trust Holdings, Inc.	32,300	1,222,569
Taisei Corp.	78,700	3,713,829
Taiyo Yuden Co., Ltd. (b)	57,000	1,120,926
THK Co., Ltd.	8,800	216,003
Tokio Marine Holdings, Inc.	4,400	214,187
Tokyo Gas Co., Ltd.	6,300	173,234
Tokyu Construction Co., Ltd.	23,600	200,928
Tosoh Corp.	31,500	464,312
Toyota Motor Corp.	95,500	5,737,797
Toyota Tsusho Corp.	30,900	979,962
TS Tech Co., Ltd.	7,800	227,076
Yokohama Rubber Co., Ltd.	10,800	220,040
		58,071,204
LUXEMBOURG — 0.3%
ArcelorMittal	7,767	178,547
SES SA	28,197	566,563
		745,110
Security Description	Shares	Value
MACAU — 0.1%
Wynn Macau, Ltd.	116,400	$ 287,673
MALTA — 0.1%
Kindred Group PLC SDR	28,906	303,206
NETHERLANDS — 2.9%
ABN AMRO Group NV (a)	9,267	224,729
ASM International NV	4,588	250,180
Koninklijke Ahold Delhaize NV	152,898	3,943,494
Royal Dutch Shell PLC Class A	7,869	245,218
Royal Dutch Shell PLC Class B	7,572	237,470
SBM Offshore NV	12,317	232,425
Wolters Kluwer NV	22,163	1,461,635
		6,595,151
NORWAY — 3.6%
Austevoll Seafood ASA	38,056	460,765
DNB ASA	200,137	3,835,902
DNO ASA	439,224	934,486
Equinor ASA	25,756	578,984
Leroy Seafood Group ASA	77,674	585,506
Orkla ASA	29,276	230,673
Salmar ASA	19,070	914,203
SpareBank 1 SMN	42,243	460,609
Telenor ASA	11,492	224,088
		8,225,216
SINGAPORE — 1.0%
ComfortDelGro Corp., Ltd.	871,600	1,540,772
Jardine Cycle & Carriage, Ltd.	30,800	759,521
		2,300,293
SPAIN — 2.1%
ACS Actividades de Construccion y Servicios SA	38,018	1,685,634
Enagas SA	9,889	281,768
Endesa SA	105,675	2,662,429
Telefonica SA	25,414	219,376
		4,849,207
SWEDEN — 4.9%
Axfood AB	12,739	235,787
Betsson AB (c)	28,054	225,349
Castellum AB	18,023	328,321
Investor AB Class B	17,889	798,962
JM AB (b)	13,515	277,295
Peab AB	48,146	420,157
Sandvik AB	36,407	598,177
Skandinaviska Enskilda Banken AB Class A	296,483	3,018,117
Skanska AB Class B	13,182	237,778
SKF AB Class B	20,148	339,109
Swedbank AB Class A	104,512	1,920,278
Swedish Match AB	62,796	2,943,987
		11,343,317
SWITZERLAND — 8.7%
ABB, Ltd.	13,432	266,002

See accompanying notes to financial statements.
13

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Baloise Holding AG	10,242	$ 1,672,708
Cembra Money Bank AG	4,463	427,944
Nestle SA	24,695	2,235,800
Novartis AG	74,692	6,813,245
Roche Holding AG	14,786	4,108,169
Sunrise Communications Group AG (a)(c)	2,679	198,768
Swiss Life Holding AG (c)	531	231,436
Swiss Re AG	40,397	3,999,831
Zurich Insurance Group AG	882	291,629
		20,245,532
UNITED KINGDOM — 15.8%
3i Group PLC	157,241	1,972,528
Anglo American PLC (b)	73,757	1,959,975
Barratt Developments PLC	37,134	295,024
Bellway PLC	36,166	1,451,055
Berkeley Group Holdings PLC	18,347	961,214
BP PLC	36,428	258,202
Britvic PLC	21,528	262,408
BT Group PLC	74,285	211,539
Burberry Group PLC	9,884	247,707
Carnival PLC	4,056	226,807
Diageo PLC	89,475	3,457,600
Dialog Semiconductor PLC (c)	16,936	516,464
Direct Line Insurance Group PLC	678,019	3,207,768
GlaxoSmithKline PLC	91,065	1,808,620
Greene King PLC	28,316	247,876
Imperial Brands PLC	7,297	242,976
Intermediate Capital Group PLC	16,934	235,385
Legal & General Group PLC	73,520	273,622
Lloyds Banking Group PLC	4,054,706	3,417,154
Meggitt PLC	423,650	3,029,808
Mondi PLC	12,729	291,825
Pearson PLC (b)	260,118	2,918,763
QinetiQ Group PLC	87,744	357,051
Redrow PLC	30,884	254,995
RELX PLC	12,271	281,406
Rio Tinto PLC	79,807	4,589,742
Rio Tinto, Ltd.	4,388	299,310
Smith & Nephew PLC	19,803	377,307
Tate & Lyle PLC	326,495	3,009,673
		36,663,804
TOTAL COMMON STOCKS (Cost $225,138,955)		228,944,842

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.39% (d) (e)	763,008	$ 763,008
State Street Navigator Securities Lending Portfolio II (f) (g)	4,657,164	4,657,164
TOTAL SHORT-TERM INVESTMENTS (Cost $5,420,172)		5,420,172
TOTAL INVESTMENTS — 101.2% (Cost $230,559,127)		234,365,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,871,251)
NET ASSETS — 100.0%		$ 231,493,763
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of February 28, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at February 28, 2019.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At February 28, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE Index (long)	22	03/15/2019	$2,055,980	$2,055,900	$(80)
During the period ended February 28, 2019, average notional value related to futures contracts was $1,714,700 or 0.74% of net assets.
See accompanying notes to financial statements.
14

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$228,944,842	$—	$—	$228,944,842
Short-Term Investments	5,420,172	—	—	5,420,172
TOTAL INVESTMENTS	$234,365,014	$—	$—	$234,365,014
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(80)	—	—	(80)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (80)	$—	$—	$ (80)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/19	Value at 2/28/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,856,141	$2,856,141	$17,846,793	$19,939,926	$—	$—	763,008	$ 763,008	$22,271	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,211,582	2,211,582	7,481,913	9,693,495	—	—	—	—	9,254	—
State Street Navigator Securities Lending Portfolio II	—	—	21,276,062	16,618,898	—	—	4,657,164	4,657,164	7,200	—
Total		$5,067,723	$46,604,768	$46,252,319	$—	$—		$5,420,172	$38,725	$—
See accompanying notes to financial statements.
15

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$22,954,052	$59,974,552	$228,944,842
Investments in affiliated issuers, at value	1,412,287	758,904	5,420,172
Total Investments	24,366,339	60,733,456	234,365,014
Foreign currency, at value	—	404,260	586,868
Cash at broker	—	29,456	104,265
Cash	—	13	—
Receivable from broker — accumulated variation margin on open futures contracts	11,120	4,675	—
Receivable for fund shares sold	242	8,163	346,437
Dividends receivable — unaffiliated issuers	22,225	212,494	684,103
Dividends receivable — affiliated issuers	390	4,383	1,009
Securities lending income receivable — unaffiliated issuers	924	13	4,106
Securities lending income receivable — affiliated issuers	580	1	3,547
Receivable from Adviser	28,975	48,359	77,488
Receivable for foreign taxes recoverable	—	291,071	375,550
Prepaid expenses and other assets	135	347	1,359
TOTAL ASSETS	24,430,930	61,736,691	236,549,746
LIABILITIES
Deposit from Broker	7,900	—	—
Payable upon return of securities loaned	1,282,489	49,913	4,657,164
Payable for fund shares repurchased	3,383	19,862	140,084
Payable to broker – accumulated variation margin on open futures contracts	—	—	80
Deferred foreign taxes payable	—	117,327	—
Advisory fee payable	13,224	32,403	132,353
Custodian fees payable	7,495	3,752	22,446
Administration fees payable	732	3,644	7,432
Shareholder servicing fee payable	1,585	780	2,455
Distribution fees payable	3,651	10,267	28,504
Trustees’ fees and expenses payable	29	41	65
Transfer agent fees payable	16,893	19,919	21,022
Sub-transfer agent fee payable	1,783	1,010	385
Registration and filing fees payable	2,756	611	2,163
Professional fees payable	19,737	19,455	21,592
Printing and postage fees payable	4,566	6,286	18,395
Accrued expenses and other liabilities	—	3,818	1,843
TOTAL LIABILITIES	1,366,223	289,088	5,055,983
NET ASSETS	$23,064,707	$61,447,603	$231,493,763
NET ASSETS CONSIST OF:
Paid-in Capital	$22,214,072	$51,536,104	$249,089,621
Total distributable earnings (loss)**	850,635	9,911,499	(17,595,858)
NET ASSETS	$23,064,707	$61,447,603	$231,493,763
Class A
Net Assets	$ 248,989	$ 51,453	$ 4,024,222
Shares Outstanding	5,062	8,279	402,461
Net asset value, offering and redemption price per share	$ 49.19	$ 6.21	$ 10.00
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$ 51.92	$ 6.55	$ 10.55
Class I
Net Assets	$ 1,469,604	$ 1,464,049	$ 4,718,739
Shares Outstanding	29,722	234,079	470,010
Net asset value, offering and redemption price per share	$ 49.45	$ 6.25	$ 10.04
Class K
Net Assets	$ 13,609	$ 856,753	$ 64,009,374
Shares Outstanding	275	136,065	6,377,401
Net asset value, offering and redemption price per share	$ 49.54(a)	$ 6.30	$ 10.04
See accompanying notes to financial statements.
16

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
February 28, 2019 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class N
Net Assets	$21,332,505	$59,075,348	$158,741,428
Shares Outstanding	430,900	9,412,504	15,783,885
Net asset value, offering and redemption price per share	$ 49.51	$ 6.28	$ 10.06
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$22,563,246	$51,074,740	$225,138,955
Investments in affiliated issuers	1,412,287	758,904	5,420,172
Total cost of investments	$23,975,533	$51,833,644	$230,559,127
Foreign currency, at cost	$ —	$ 403,437	$ 587,098
* Includes investments in securities on loan, at value	$ 2,814,916	$ 47,570	$ 6,656,354
** Includes deferred foreign taxes	$ —	$ 117,327	$ —
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) will not agree to net asset value shown.
See accompanying notes to financial statements.
17

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2019 (Unaudited)

	State Street Dynamic Small Cap Fund	State Street Defensive Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 44	$ 14,378	$ 752
Dividend income — unaffiliated issuers	243,137	1,087,692	2,832,476
Dividend income — affiliated issuers	2,343	13,572	22,271
Unaffiliated securities lending income	1,444	315	8,584
Affiliated securities lending income	7,497	58	16,454
Foreign taxes withheld	—	(127,019)	(176,409)
TOTAL INVESTMENT INCOME (LOSS)	254,465	988,996	2,704,128
EXPENSES
Advisory fee	86,093	233,398	880,026
Administration fees	5,740	15,560	58,668
Shareholder servicing fees
Class N	2,340	7,137	18,647
Distribution fees
Class A	300	62	8,154
Class N	23,934	66,911	182,419
Custodian fees	11,920	51,980	49,697
Trustees’ fees and expenses	9,610	10,606	15,098
Transfer agent fees	16,658	43,610	73,982
Sub-transfer agent fee
Class A	114	—	6,575
Class I	—	731	1,019
Registration and filing fees	36,861	40,713	30,812
Professional fees and expenses	17,674	21,075	22,527
Printing and postage fees	3,508	13,082	35,065
Insurance expense	199	514	2,015
Miscellaneous expenses	4,550	4,979	12,800
TOTAL EXPENSES	219,501	510,358	1,397,504
Expenses waived/reimbursed by the Adviser	(95,240)	(124,319)	(297,008)
NET EXPENSES	124,261	386,039	1,100,496
NET INVESTMENT INCOME (LOSS)	$ 130,204	$ 602,957	$ 1,603,632
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	341,137	2,417,502	(12,163,743)
Foreign currency transactions	—	(33,464)	16,811
Futures contracts	(2,878)	(102,289)	(137,416)
Net realized gain (loss)	338,259	2,281,749	(12,284,348)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(2,872,096)	(3,204,316)	1,214,621
Foreign currency translations	—	2,942	(7,369)
Futures contracts	(396)	39,589	23,621
Net change in unrealized appreciation/depreciation	(2,872,492)	(3,161,785)	1,230,873
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,534,233)	(880,036)	(11,053,475)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,404,029)	$ (277,079)	$ (9,449,843)
* Includes foreign capital gain taxes	$ —	$ (20,973)	$ —
**Includes foreign deferred taxes	$ —	$ (128,011)	$ —
See accompanying notes to financial statements.
18

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Dynamic Small Cap Fund
	Six Months Ended 2/28/19 (Unaudited)	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 130,204	$ 251,203
Net realized gain (loss)	338,259	4,358,025
Net change in unrealized appreciation/depreciation	(2,872,492)	700,095
Net increase (decrease) in net assets resulting from operations	(2,404,029)	5,309,323
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(2,466)	(1,237)
Class I	(19,441)	(6,910)
Class K	(176)	(87)
Class N	(218,012)	(146,949)
Total distributions to shareholders	(240,095)	(155,183)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	13,517	20,992
Reinvestment of distributions	2,335	1,121
Cost of shares redeemed	(10,775)	(163,995)
Net increase (decrease) from capital share transactions	5,077	(141,882)
Class I
Proceeds from sale of shares sold	73,097	510,779
Reinvestment of distributions	19,165	6,741
Cost of shares redeemed	(106,178)	(460,015)
Net increase (decrease) from capital share transactions	(13,916)	57,505
Class K
Proceeds from sale of shares sold	344	—
Reinvestment of distributions	3	—
Net increase (decrease) from capital share transactions	347	—
Class N
Proceeds from sale of shares sold	390,112	8,175,938
Reinvestment of distributions	208,312	140,598
Cost of shares redeemed	(1,665,663)	(13,768,620)
Net increase (decrease) from capital share transactions	(1,067,239)	(5,452,084)
Net increase (decrease) in net assets from beneficial interest transactions	(1,075,731)	(5,536,461)
Contribution from Adviser (Note 4)	—	6,362
Net increase (decrease) in net assets during the period	(3,719,855)	(375,959)
Net assets at beginning of period	26,784,562	27,160,521
NET ASSETS AT END OF PERIOD	$23,064,707	$ 26,784,562
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	276	440
Reinvestment of distributions	57	23
Shares redeemed	(218)	(3,382)
Net increase (decrease) from capital share transactions	115	(2,919)
Class I
Shares sold	1,667	10,168
Reinvestment of distributions	466	138
Shares redeemed	(2,314)	(9,404)
Net increase (decrease) from capital share transactions	(181)	902
Class K
Shares sold	7	—
Net increase (decrease) from capital share transactions	7	—
Class N
Shares sold	8,284	167,123
Reinvestment of distributions	5,055	2,882
Shares redeemed	(34,794)	(280,588)
Net increase (decrease) from capital share transactions	(21,455)	(110,583)
See accompanying notes to financial statements.
19

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Defensive Emerging Markets Equity Fund
	Six Months Ended 2/28/19 (Unaudited)	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 602,957	$ 2,067,290
Net realized gain (loss)	2,281,749	11,431,790
Net change in unrealized appreciation/depreciation	(3,161,785)	(14,044,163)
Net increase (decrease) in net assets resulting from operations	(277,079)	(545,083)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(10,784)	(2,763)
Class I	(836,046)	(71,775)
Class K	(196,466)	(115,910)
Class N	(12,415,797)	(4,197,774)
Total distributions to shareholders	(13,459,093)	(4,388,222)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Reinvestment of distributions	9,906	2,527
Net increase (decrease) from capital share transactions	9,906	2,527
Class I
Proceeds from sale of shares sold	10,619,138	534,869
Reinvestment of distributions	819,771	66,523
Cost of shares redeemed	(10,705,145)	(432,241)
Net increase (decrease) from capital share transactions	733,764	169,151
Class K
Proceeds from sale of shares sold	7,040	36,286
Reinvestment of distributions	195,578	115,665
Cost of shares redeemed	(101,014)	(1,431,025)
Net increase (decrease) from capital share transactions	101,604	(1,279,074)
Class N
Proceeds from sale of shares sold	3,579,086	2,847,712
Reinvestment of distributions	12,065,170	4,097,594
Cost of shares redeemed	(10,251,022)	(22,547,687)
Net increase (decrease) from capital share transactions	5,393,234	(15,602,381)
Net increase (decrease) in net assets from beneficial interest transactions	6,238,508	(16,709,777)
Contribution from Adviser (Note 4)	—	126,543
Net increase (decrease) in net assets during the period	(7,497,664)	(21,516,539)
Net assets at beginning of period	68,945,267	90,461,806
NET ASSETS AT END OF PERIOD	$ 61,447,603	$ 68,945,267
SHARES OF BENEFICIAL INTEREST:
Class A
Reinvestment of distributions	1,702	308
Net increase (decrease) from capital share transactions	1,702	308
Class I
Shares sold	1,553,075	64,041
Reinvestment of distributions	139,654	8,073
Shares redeemed	(1,653,943)	(51,492)
Net increase (decrease) from capital share transactions	38,786	20,622
Class K
Shares sold	927	4,397
Reinvestment of distributions	33,149	13,986
Shares redeemed	(16,282)	(160,987)
Net increase (decrease) from capital share transactions	17,794	(142,604)
Class N
Shares sold	526,994	339,574
Reinvestment of distributions	2,051,900	496,678
Shares redeemed	(1,445,671)	(2,676,645)
Net increase (decrease) from capital share transactions	1,133,223	(1,840,393)
See accompanying notes to financial statements.
20

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Six Months Ended 2/28/19 (Unaudited)	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,603,632	$ 7,362,386
Net realized gain (loss)	(12,284,348)	15,514,471
Net change in unrealized appreciation/depreciation	1,230,873	(30,331,527)
Net increase (decrease) in net assets resulting from operations	(9,449,843)	(7,454,670)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 11):
Class A	(339,293)	(244,468)
Class I	(133,041)	(22,848)
Class K	(3,577,431)	(3,038,416)
Class N	(8,560,102)	(7,557,291)
Total distributions to shareholders	(12,609,867)	(10,863,023)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	761,021	1,127,761
Reinvestment of distributions	338,842	244,098
Cost of shares redeemed	(3,410,383)	(631,668)
Net increase (decrease) from capital share transactions	(2,310,520)	740,191
Class I
Proceeds from sale of shares sold	2,229,737	2,277,585
Reinvestment of distributions	132,543	20,632
Cost of shares redeemed	(176,606)	(192,029)
Net increase (decrease) from capital share transactions	2,185,674	2,106,188
Class K
Proceeds from sale of shares sold	4,698,993	4,475,428
Reinvestment of distributions	3,576,930	3,038,018
Cost of shares redeemed	(5,738,280)	(15,347,887)
Net increase (decrease) from capital share transactions	2,537,643	(7,834,441)
Class N
Proceeds from sale of shares sold	3,260,813	13,844,112
Reinvestment of distributions	8,435,996	7,507,103
Cost of shares redeemed	(18,070,628)	(41,601,116)
Net increase (decrease) from capital share transactions	(6,373,819)	(20,249,901)
Net increase (decrease) in net assets from beneficial interest transactions	(3,961,022)	(25,237,963)
Net increase (decrease) in net assets during the period	(26,020,732)	(43,555,656)
Net assets at beginning of period	257,514,495	301,070,151
NET ASSETS AT END OF PERIOD	$231,493,763	$257,514,495
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	75,043	97,313
Reinvestment of distributions	37,608	21,208
Shares redeemed	(342,644)	(54,175)
Net increase (decrease) from capital share transactions	(229,993)	64,346
Class I
Shares sold	241,756	195,318
Reinvestment of distributions	14,678	1,786
Shares redeemed	(17,376)	(16,409)
Net increase (decrease) from capital share transactions	239,058	180,695
Class K
Shares sold	469,057	384,703
Reinvestment of distributions	396,116	263,032
Shares redeemed	(611,725)	(1,306,440)
Net increase (decrease) from capital share transactions	253,448	(658,705)
Class N
Shares sold	322,756	1,179,118
Reinvestment of distributions	932,154	648,842
Shares redeemed	(1,805,617)	(3,579,123)
Net increase (decrease) from capital share transactions	(550,707)	(1,751,163)
See accompanying notes to financial statements.
21

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class A
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$54.62	$45.02	$40.42	$37.21	$37.32	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.25	0.44	0.18	0.17	0.19	(0.01)
Net realized and unrealized gain (loss)	(5.19)	9.40	4.50	3.33	(0.13)	(0.05)
Total from investment operations	(4.94)	9.84	4.68	3.50	0.06	(0.06)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.49)	(0.25)	(0.08)	(0.29)	(0.17)	—
Net asset value, end of period	$49.19	$54.62	$45.02	$40.42	$37.21	$37.32
Total return (d)	(8.86)%	21.94%(e)	11.58%	9.48%	0.15%	(0.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 249	$ 270	$ 354	$ 170	$ 10	$ 10
Ratios to Average Net Assets:
Total expenses (c)	2.02%(f)	2.09%	2.09%	2.39%	2.28%	3.04%(f)
Net expenses (c)	1.20%(f)	1.15%	1.20%	1.22%	1.30%	1.20%(f)
Net investment income (loss) (c)	1.02%(f)	0.88%	0.40%	0.46%	0.49%	(0.17)%(f)
Portfolio turnover rate	38%(g)	110%	94%	115%	73%	189%(g)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.92%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
22

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class I
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$55.01	$45.25	$40.54	$37.25	$37.33	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.33	0.55	0.27	0.24	0.25	0.00(d)
Net realized and unrealized gain (loss)	(5.24)	9.49	4.54	3.36	(0.10)	(0.05)
Total from investment operations	(4.91)	10.04	4.81	3.60	0.15	(0.05)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.29)	(0.10)	(0.31)	(0.23)	(0.00)(d)
Net asset value, end of period	$49.45	$55.01	$45.25	$40.54	$37.25	$37.33
Total return (e)	(8.69)%	22.29%(f)	11.88%	9.75%	0.40%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,470	$1,645	$1,312	$1,703	$1,282	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.68%(g)	1.79%	1.85%	2.14%	2.03%	2.79%(g)
Net expenses (c)	0.85%(g)	0.85%	0.97%	0.98%	1.05%	0.95%(g)
Net investment income (loss) (c)	1.37%(g)	1.10%	0.61%	0.65%	0.65%	0.08%(g)
Portfolio turnover rate	38%(h)	110%	94%	115%	73%	189%(h)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.27%.
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.
23

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class K
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$55.11	$45.36	$40.67	$37.33	$37.34	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.33	0.56	0.34	0.32	0.36	0.01
Net realized and unrealized gain (loss)	(5.25)	9.50	4.53	3.37	(0.13)	(0.05)
Total from investment operations	(4.92)	10.06	4.87	3.69	0.23	(0.04)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.65)	(0.32)	(0.18)	(0.35)	(0.24)	—
Net asset value, end of period	$49.54	$55.11	$45.36	$40.67	$37.33	$37.34
Total return (d)	(8.69)%	22.30%(e)	11.98%	9.97%	0.61%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 14	$ 15	$ 12	$ 11	$ 10	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.68%(f)	1.79%	1.73%	1.94%	1.83%	2.62%(f)
Net expenses (c)	0.85%(f)	0.86%	0.85%	0.78%	0.85%	0.76%(f)
Net investment income (loss) (c)	1.36%(f)	1.12%	0.77%	0.85%	0.94%	0.26%(f)
Portfolio turnover rate	38%(g)	110%	94%	115%	73%	189%(g)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 22.28%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
24

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class N
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 54.95	$ 45.27	$ 40.60	$ 37.26	$ 37.33	$ 31.76
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.27	0.44	0.22	0.22	0.27	0.17
Net realized and unrealized gain (loss)	(5.21)	9.48	4.54	3.38	(0.14)	5.67
Total from investment operations	(4.94)	9.92	4.76	3.60	0.13	5.84
Contribution from Adviser (Note 4)	—	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.50)	(0.25)	(0.09)	(0.26)	(0.20)	(0.27)
Net asset value, end of period	$ 49.51	$ 54.95	$ 45.27	$ 40.60	$ 37.26	$ 37.33
Total return (d)	(8.81)%	21.99%(e)	11.74%	9.72%	0.33%	18.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,333	$24,855	$25,482	$29,353	$22,508	$24,136
Ratios to Average Net Assets:
Total expenses (c)	1.93%(f)	2.04%	1.98%	2.18%	2.08%	1.82%
Net expenses (c)	1.10%(f)	1.10%	1.10%	1.02%	1.10%	1.20%
Net investment income (loss) (c)	1.12%(f)	0.88%	0.50%	0.58%	0.72%	0.46%
Portfolio turnover rate	38%(g)	110%	94%	115%	73%	189%
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been 21.97%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
25

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class A
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 7.96	$ 8.50	$ 7.48	$ 9.29	$ 19.22	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.07	0.22	0.11	0.14	0.26	0.07
Net realized and unrealized gain (loss) (d)	(0.18)	(0.33)	1.03	0.04	(3.97)	0.46(e)
Total from investment operations	(0.11)	(0.11)	1.14	0.18	(3.71)	0.53(e)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.13)	(0.12)	—	(0.38)	—
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(1.64)	(0.44)	(0.12)	(1.99)	(6.22)	—
Net asset value, end of period	$ 6.21	$ 7.96	$ 8.50	$ 7.48	$ 9.29	$19.22
Total return (f)	(0.01)%	(1.31)%(g)	15.57%	3.35%	(22.73)%	2.89%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 51	$ 52	$ 53	$ 46	$ 19	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.65%(i)	1.62%	1.77%	1.69%	1.59%	1.77%(i)
Net expenses (c)	1.25%(i)	1.25%	1.37%	1.41%	1.45%	1.36%(i)
Net investment income (loss) (c)	1.96%(i)	2.70%	1.42%	1.88%	2.19%	2.27%(i)
Portfolio turnover rate	26%(j)	51%	38%	101%	78%	89%(j)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.44)%.
(h)	If the Adviser had not made a contribution during theperiod ended August 31, 2014, the total return would have been 2.84%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
26

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class I
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 8.03	$ 8.57	$ 7.52	$ 9.30	$ 19.23	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.05	0.26	0.14	0.14	0.20	0.07
Net realized and unrealized gain (loss) (d)	(0.17)	(0.35)	1.02	0.07	(3.88)	0.47(e)
Total from investment operations	(0.12)	(0.09)	1.16	0.21	(3.68)	0.54(e)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.35)	(0.15)	(0.11)	—	(0.41)	—
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(1.66)	(0.46)	(0.11)	(1.99)	(6.25)	—
Net asset value, end of period	$ 6.25	$ 8.03	$ 8.57	$ 7.52	$ 9.30	$19.23
Total return (f)	(0.18)%	(1.15)%(g)	15.96%	3.70%	(22.56)%	2.94%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,464	$1,568	$1,496	$1,523	$ 1,447	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.48%(i)	1.37%	1.51%	1.46%	1.34%	1.52%(i)
Net expenses (c)	1.08%(i)	1.00%	1.11%	1.18%	1.20%	1.12%(i)
Net investment income (loss) (c)	1.41%(i)	3.15%	1.81%	1.80%	1.83%	2.52%(i)
Portfolio turnover rate	26%(j)	51%	38%	101%	78%	89%(j)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.27)%.
(h)	If the Adviser had not made a contribution during theperiod ended August 31, 2014, the total return would have been 2.89%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
27

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class K
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 8.05	$ 8.60	$ 7.55	$ 9.31	$ 19.23	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.08	0.20	0.15	0.20	0.23	0.08
Net realized and unrealized gain (loss) (d)	(0.17)	(0.30)	1.03	0.03	(3.89)	0.46(e)
Total from investment operations	(0.09)	(0.10)	1.18	0.23	(3.66)	0.54(e)
Contribution from Adviser (Note 4)	—	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.35)	(0.15)	(0.13)	—	(0.42)	—
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(1.66)	(0.46)	(0.13)	(1.99)	(6.26)	—
Net asset value, end of period	$ 6.30	$ 8.05	$ 8.60	$ 7.55	$ 9.31	$19.23
Total return (f)	0.27%	(1.22)%(g)	16.02%	4.07%	(22.49)%	2.94%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 857	$ 952	$2,243	$2,701	$ 5	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.40%(i)	1.37%	1.40%	1.20%	1.15%	1.42%(i)
Net expenses (c)	1.00%(i)	1.00%	1.00%	0.92%	1.01%	0.97%(i)
Net investment income (loss) (c)	2.24%(i)	2.29%	1.93%	2.86%	1.78%	2.65%(i)
Portfolio turnover rate	26%(j)	51%	38%	101%	78%	89%(j)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.35)%.
(h)	If the Adviser had not made a contribution during theperiod ended August 31, 2014, the total return would have been 2.89%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
28

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Defensive Emerging Markets Equity Fund Class N
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 8.02	$ 8.56	$ 7.52	$ 9.30	$ 19.22	$ 18.47
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.07	0.21	0.12	0.13	0.20	0.26
Net realized and unrealized gain (loss) (d)	(0.17)	(0.32)	1.03	0.08	(3.89)	2.53
Total from investment operations	(0.10)	(0.11)	1.15	0.21	(3.69)	2.79
Contribution from Adviser (Note 4)	—	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.13)	(0.11)	—	(0.39)	(0.44)
Net realized gains	(1.31)	(0.31)	—	(1.99)	(5.84)	(1.61)
Total distributions	(1.64)	(0.44)	(0.11)	(1.99)	(6.23)	(2.05)
Net asset value, end of period	$ 6.28	$ 8.02	$ 8.56	$ 7.52	$ 9.30	$ 19.22
Total return (e)	0.10%	(1.29)%(f)	15.58%	3.83%	(22.67)%	15.68%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,075	$66,373	$86,670	$107,308	$171,885	$495,509
Ratios to Average Net Assets:
Total expenses (c)	1.65%(h)	1.62%	1.65%	1.48%	1.40%	1.24%
Net expenses (c)	1.25%(h)	1.25%	1.25%	1.21%	1.25%	1.20%
Net investment income (loss) (c)	1.96%(h)	2.56%	1.60%	1.71%	1.54%	1.44%
Portfolio turnover rate	26%(i)	51%	38%	101%	78%	89%
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during theperiod ended August 31, 2018, the total return would have been (1.41)%.
(g)	If the Adviser had not made a contribution during theperiod ended August 31, 2014, the total return would have been 15.62%.
(h)	Annualized.
(i)	Not annualized.
See accompanying notes to financial statements.
29

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$10.96	$11.76	$10.05	$10.64	$11.23	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.05	0.26	0.27	0.27	0.24	0.03
Net realized and unrealized gain (loss)	(0.49)	(0.63)	1.69	(0.58)	(0.73)	(0.34)
Total from investment operations	(0.44)	(0.37)	1.96	(0.31)	(0.49)	(0.31)
Distributions to shareholders from:
Net investment income	(0.52)	(0.43)	(0.25)	(0.28)	(0.10)	—
Net asset value, end of period	$10.00	$10.96	$11.76	$10.05	$10.64	$11.23
Total return (d)	(3.50)%	(3.35)%	19.95%	(2.89)%	(4.39)%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,024	$6,933	$6,679	$ 284	$ 16	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.45%(e)	1.49%	1.31%	1.46%	1.40%	1.50%(e)
Net expenses (c)	1.20%(e)	1.25%	1.07%	1.19%	1.20%	1.17%(e)
Net investment income (loss) (c)	0.94%(e)	2.28%	2.51%	2.73%	2.16%	1.65%(e)
Portfolio turnover rate	62%(f)	72%	94%	105%	60%	74%(f)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
30

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$11.05	$11.81	$10.10	$10.65	$11.24	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.08	0.44	0.25	0.25	0.29	0.03
Net realized and unrealized gain (loss)	(0.52)	(0.74)	1.74	(0.53)	(0.76)	(0.33)
Total from investment operations	(0.44)	(0.30)	1.99	(0.28)	(0.47)	(0.30)
Distributions to shareholders from:
Net investment income	(0.57)	(0.46)	(0.28)	(0.27)	(0.12)	—
Net asset value, end of period	$10.04	$11.05	$11.81	$10.10	$10.65	$11.24
Total return (d)	(3.27)%	(2.84)%	20.23%	(2.60)%	(4.21)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,719	$2,551	$ 594	$ 432	$ 499	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.07%(e)	1.00%	1.09%	1.21%	1.16%	1.24%(e)
Net expenses (c)	0.82%(e)	0.76%	0.85%	0.94%	0.95%	0.92%(e)
Net investment income (loss) (c)	1.52%(e)	3.84%	2.33%	2.45%	2.61%	1.90%(e)
Portfolio turnover rate	62%(f)	72%	94%	105%	60%	74%(f)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
31

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 11.04	$ 11.82	$ 10.12	$ 10.67	$11.24	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.08	0.32	0.25	0.28	0.28	0.04
Net realized and unrealized gain (loss)	(0.50)	(0.64)	1.75	(0.54)	(0.73)	(0.34)
Total from investment operations	(0.42)	(0.32)	2.00	(0.26)	(0.45)	(0.30)
Distributions to shareholders from:
Net investment income	(0.58)	(0.46)	(0.30)	(0.29)	(0.12)	—
Net asset value, end of period	$ 10.04	$ 11.04	$ 11.82	$ 10.12	$10.67	$11.24
Total return (d)	(3.23)%	(2.80)%	20.25%	(2.44)%	(4.01)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$64,009	$67,632	$80,137	$75,816	$ 9	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.00%(e)	0.99%	0.99%	0.99%	0.96%	1.11%(e)
Net expenses (c)	0.75%(e)	0.75%	0.75%	0.73%	0.75%	0.73%(e)
Net investment income (loss) (c)	1.55%(e)	2.72%	2.37%	2.79%	2.54%	2.09%(e)
Portfolio turnover rate	62%(f)	72%	94%	105%	60%	74%(f)
*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
32

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Six Months Ended 02/28/19 (Unaudited)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 11.04	$ 11.81	$ 10.11	$ 10.65	$ 11.24	$ 9.90
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.07	0.29	0.21	0.24	0.25	0.27
Net realized and unrealized gain (loss)	(0.50)	(0.63)	1.76	(0.52)	(0.74)	1.53
Total from investment operations	(0.43)	(0.34)	1.97	(0.28)	(0.49)	1.80
Distributions to shareholders from:
Net investment income	(0.55)	(0.43)	(0.27)	(0.26)	(0.10)	(0.46)
Net asset value, end of period	$ 10.06	$ 11.04	$ 11.81	$ 10.11	$ 10.65	$ 11.24
Total return (d)	(3.35)%	(3.06)%	20.04%	(2.61)%	(4.31)%	18.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$158,741	$180,398	$213,660	$228,594	$325,556	$385,784
Ratios to Average Net Assets:
Total expenses (c)	1.25%(e)	1.23%	1.24%	1.26%	1.20%	1.19%
Net expenses (c)	1.00%(e)	1.00%	1.00%	0.99%	1.00%	1.02%
Net investment income (loss) (c)	1.31%(e)	2.49%	1.98%	2.41%	2.26%	2.46%
Portfolio turnover rate	62%(f)	72%	94%	105%	60%	74%
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
33

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2019 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2019, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Dynamic Small Cap Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 July 1, 1992	Diversified
State Street Defensive Emerging Markets Equity Fund (formerly State Street Disciplined Emerging Markets Equity Fund)	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The
34

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of February 28, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
35

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
36

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

For the period ended February 28, 2019, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Defensive Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of February 28, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$11,120	$—	$11,120
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	4,675	—	4,675
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(80)	$—	$(80)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ (2,878)	$—	$ (2,878)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	(102,289)	—	(102,289)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(137,416)	—	(137,416)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ (396)	$—	$ (396)
State Street Defensive Emerging Markets Equity Fund
Futures Contracts	—	—	—	39,589	—	39,589
37

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$23,621	$—	$23,621
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Dynamic Small Cap Fund	0.75%
State Street Defensive Emerging Markets Equity Fund	0.75
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2019, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Dynamic Small Cap Fund	0.85%
State Street Defensive Emerging Markets Equity Fund	1.00
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2019 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.
The total amounts of waivers for the period ended February 28, 2019 are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Dynamic Small Cap Fund	$ 94,092
State Street Defensive Emerging Markets Equity Fund	121,207
State Street International Stock Selection Fund	285,274
38

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2019, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Dynamic Small Cap Fund	$ 1,148
State Street Defensive Emerging Markets Equity Fund	3,112
State Street International Stock Selection Fund	11,734
For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Defensive Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Defensive Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Defensive Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Defensive Emerging Markets Equity Fund’s average annual net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
39

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2019, are disclosed in the Funds' respective Schedules of Investments.
On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Defensive Emerging Markets Equity Fund in connection with a portfolio matter.
On March 21, 2018, the Adviser agreed to make a contribution of $6,362 to the State Street Dynamic Small Cap Fund in connection with a portfolio matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2019, were as follows:
	Purchases	Sales
State Street Dynamic Small Cap Fund	$ 8,935,606	$ 9,988,470
State Street Defensive Emerging Markets Equity Fund	15,826,866	22,634,636
State Street International Stock Selection Fund	144,954,138	157,470,779
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2018, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
As of February 28, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
40

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$ 23,983,756	$ 1,993,705	$ 1,600,004	$ 393,701
State Street Defensive Emerging Markets Equity Fund	51,942,268	11,284,029	2,488,166	8,795,863
State Street International Stock Selection Fund	231,561,499	12,891,196	10,087,761	2,803,435
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
State Street Dynamic Small Cap Fund	$ 2,814,916	$ 1,282,489	$ 1,611,507	$ 2,893,996
State Street Defensive Emerging Markets Equity Fund	47,570	49,913	—	49,913
State Street International Stock Selection Fund	6,656,354	4,657,164	2,373,318	7,030,482
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of February 28, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Dynamic Small Cap Fund	Common Stocks	$1,282,489	$—	$—	$—	$1,282,489	$1,282,489
State Street Defensive Emerging Markets Equity Fund	Common Stocks	49,913	—	—	—	49,913	49,913
State Street International Stock Selection Fund	Common Stocks	4,657,164	—	—	—	4,657,164	4,657,164
41

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of February 28, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended August 31, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions
State Street Dynamic Small Cap Fund
Class A	$ 1,237	$ —	$ 1,237
42

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
February 28, 2019 (Unaudited)

	Net Investment Income	Net Realized Gains	Total Distributions
Class I	$ 6,910	$ —	$ 6,910
Class K	87	—	87
Class N	146,949	—	146,949
State Street Defensive Emerging Markets Equity Fund
Class A	831	1,932	2,763
Class I	22,991	48,784	71,775
Class K	37,749	78,161	115,910
Class N	1,270,354	2,927,420	4,197,774
State Street International Stock Selection Fund
Class A	244,468	—	244,468
Class I	22,848	—	22,848
Class K	3,038,416	—	3,038,416
Class N	7,557,291	—	7,557,291
Undistributed (distribution in excess of) net investment income (loss)
State Street Dynamic Small Cap Fund			240,080
State Street Defensive Emerging Markets Equity Fund			1,935,243
State Street International Stock Selection Fund			5,228,888
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
43

SSGA FUNDS
OTHER INFORMATION
February 28, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2018 to February 28, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Dynamic Small Cap Fund
Class A	1.20%	$ 911.40	$5.69	$1,018.80	$6.01
Class I	0.85	913.10	4.03	1,020.60	4.26
Class K	0.86	913.10	4.08	1,020.50	4.31
Class N	1.10	911.90	5.21	1,019.30	5.51
State Street Defensive Emerging Markets Equity Fund
Class A	1.26	999.90	6.25	1,018.50	6.31
Class I	1.08	998.20	5.35	1,019.40	5.41
Class K	1.00	1,002.70	4.97	1,019.80	5.01
Class N	1.25	1,001.00	6.20	1,018.60	6.26
State Street International Stock Selection Fund
Class A	1.20	965.00	5.85	1,018.80	6.01
Class I	0.82	967.30	4.00	1,020.70	4.11
Class K	0.75	967.70	3.66	1,021.10	3.76
Class N	1.00	966.50	4.88	1,019.80	5.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
44

SSGA FUNDS
OTHER INFORMATION  (continued)
February 28, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.ssgafunds.com.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of SSGA Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: John R. Costantino, Michael A. Jessee, Ellen M. Needham and Donna M. Rapaccioli. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
John R. Costantino	52,276,730.980	1,433,801.691
Michael A. Jessee	52,245,253.515	1,465,279.156
Ellen M. Needham	52,243,600.769	1,466,931.902
Donna M. Rapaccioli	52,281,079.055	1,429,453.616
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Rina K. Spence and Bruce D. Taber.
45

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[This Page Intentionally Left Blank]

SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

Semi-Annual Report
February 28, 2019
SSGA Funds
State Street S&P 500 Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund's annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund's website (www.ssgafunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by calling 1-800-997-7327.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-997-7327. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of February 28, 2019

% of Master Portfolio Net Assets
Common Stocks
Information Technology	20.3%
Health Care	14.6
Financials	13.1
Communication Services	9.9
Consumer Discretionary	9.7
Industrials	9.6
Consumer Staples	7.1
Energy	5.3
Utilities	3.2
Real Estate	2.9
Materials	2.6
Short Term Investments	1.9
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and statements of the affiliated Portfolio.
1

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2019 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$1,508,426,740
Receivable for fund shares sold	3,195,323
Receivable from Adviser	122,743
Prepaid expenses and other assets	7,905
TOTAL ASSETS	1,511,752,711
LIABILITIES
Payable for fund shares repurchased	1,266,509
Custodian fees payable	14,031
Administration fees payable	38,092
Shareholder servicing fee payable	27,416
Distribution fees payable	42,267
Transfer agent fees payable	31,313
Registration and filing fees payable	4,556
Professional fees payable	18,426
Printing and postage fees payable	18,561
TOTAL LIABILITIES	1,461,171
NET ASSETS	$1,510,291,540
NET ASSETS CONSIST OF:
Paid-in Capital	$ 678,990,218
Total distributable earnings (loss)	831,301,322
NET ASSETS	$1,510,291,540
NET ASSET VALUE PER SHARE
Net asset value per share	$ 35.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	42,732,883
See accompanying notes to financial statements and statements of the affiliated Portfolio.
2

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2019 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 10,449
Dividend income allocated from affiliated Portfolio	15,604,074
Unaffiliated securities lending income allocated from affiliated Portfolio	10,052
Affiliated securities lending income allocated from affiliated Portfolio	2,797
Expenses allocated from affiliated Portfolio	(333,081)
Foreign taxes withheld allocated from affiliated Portfolio	(57,090)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	15,237,201
EXPENSES
Administration fees	369,704
Shareholder servicing fees	177,458
Distribution fees	273,581
Custodian fees	45,669
Trustees’ fees and expenses	9,001
Transfer agent fees	183,097
Registration and filing fees	35,459
Professional fees and expenses	38,326
Printing and postage fees	79,652
Insurance expense	11,727
Miscellaneous expenses	8,034
TOTAL EXPENSES	1,231,708
Expenses waived/reimbursed by the Adviser	(403,916)
NET EXPENSES	827,792
NET INVESTMENT INCOME (LOSS)	$ 14,409,409
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from affiliated Portfolio on:
Investments	42,975,104
Futures contracts	(2,436,371)
Net realized gain (loss) allocated from affiliated Portfolio	40,538,733
Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio on:
Investments	(108,058,614)
Futures contracts	177,703
Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio	(107,880,911)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(67,342,178)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (52,932,769)
See accompanying notes to financial statements and statements of the affiliated Portfolio.
3

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/28/19 (Unaudited)	Year Ended 8/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,409,409	$ 27,837,021
Net realized gain (loss)	40,538,733	161,123,949
Net change in unrealized appreciation/depreciation	(107,880,911)	96,669,235
Net increase (decrease) in net assets resulting from operations	(52,932,769)	285,630,205
Distributions to shareholders (Note 7)	(142,554,713)	(83,781,940)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	148,465,559	279,733,529
Reinvestment of distributions	140,209,730	82,133,475
Cost of shares redeemed	(189,843,751)	(528,641,085)
Net increase (decrease) in net assets from beneficial interest transactions	98,831,538	(166,774,081)
Net increase (decrease) in net assets during the period	(96,655,944)	35,074,184
Net assets at beginning of period	1,606,947,484	1,571,873,300
NET ASSETS AT END OF PERIOD	$1,510,291,540	$1,606,947,484
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,112,800	7,313,645
Reinvestment of distributions	4,525,282	2,199,312
Shares redeemed	(5,302,223)	(13,796,061)
Net increase (decrease)	3,335,859	(4,283,104)
See accompanying notes to financial statements and statements of the affiliated Portfolio.
4

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/19 (Unaudited)	Year Ended 8/31/18(a)	Year Ended 8/31/17(a)	Year Ended 8/31/16(a)	Year Ended 8/31/15(a)	Year Ended 8/31/14(a)(b)
Net asset value, beginning of period	$ 40.79	$ 35.99	$ 33.85	$ 31.40	$ 32.23	$ 26.57
Income (loss) from investment operations:
Net investment income (loss) (c)	0.36(d)(e)	0.66(d)(e)	0.66(d)(e)	0.66(d)(e)	0.61(d)	0.56
Net realized and unrealized gain (loss)	(2.16)	6.12	4.47	3.10	(0.46)	5.96
Total from investment operations	(1.80)	6.78	5.13	3.76	0.15	6.52
Distributions to shareholders from:
Net investment income	(0.27)	(0.78)	(0.64)	(0.65)	(0.60)	(0.54)
Net realized gains	(3.38)	(1.20)	(2.35)	(0.66)	(0.38)	(0.32)
Total distributions	(3.65)	(1.98)	(2.99)	(1.31)	(0.98)	(0.86)
Net asset value, end of period	$ 35.34	$ 40.79	$ 35.99	$ 33.85	$ 31.40	$ 32.23
Total return (f)	(3.13)%	19.41%	16.06%	12.38%	0.36%	24.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,510,292	$1,606,947	$1,571,873	$1,518,948	$1,532,049	$1,508,573
Ratios to average net assets:
Total expenses	0.21%(g)	0.20%	0.20%	0.20%	0.16%	0.15%
Net expenses	0.16%(d)(e)(g)	0.16%(d)(e)	0.16%(d)(e)	0.15%(d)(e)	0.16%(d)	0.15%
Net investment income (loss)	1.95%(d)(e)(g)	1.74%(d)(e)	1.91%(d)(e)	2.03%(d)(e)	1.88%(d)	1.88%
Portfolio turnover rate (h)	2%(i)	2%	3%	6%	2%	2%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(c)	Average daily shares outstanding were used for this calculation.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Portfolio turnover rate is from the affiliated Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements and statements of the affiliated Portfolio.
5

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2019 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2019, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification:
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Equity 500 Index Portfolio (the “Portfolio”), a separate series of the State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (99.99% at February 28, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of February 28, 2019, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
6

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2019 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
The Fund is allocated a pro-rata share of the expense of its Portfolio.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. As compensation for the Adviser’s services to the Portfolio as investment adviser and State Street’s services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio is obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2019 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Fund’s Board. During the period ended February 28, 2019, SSGA FM agreed to reimburse fees of $329,975.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 28, 2019, SSGA FM waived fees in the amount of $73,941. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
7

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2019 (Unaudited)

The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2018, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
As of February 28, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$726,061,014	$783,738,467	$—	$783,738,467
6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
8

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2019 (Unaudited)

7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended August 31, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street S&P 500 Index Fund	$32,192,321	$51,589,619	$83,781,940	$4,191,070
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

SSGA Funds
State Street S&P 500 Index Fund
Other Information — February 28, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2018 to February 28, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund (b)	0.16%	$968.70	$0.78	$1,024.00	$0.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invest all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio in which it invests.
Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Fund's website at www.ssgafunds.com.
Special Meeting of Shareholders — Voting Results
10

SSGA Funds
State Street S&P 500 Index Fund  (continued)
Other Information — February 28, 2019 (Unaudited)

A special meeting of shareholders of SSGA Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: John R. Costantino, Michael A. Jessee, Ellen M. Needham and Donna M. Rapaccioli. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
John R. Costantino	52,276,730.980	1,433,801.691
Michael A. Jessee	52,245,253.515	1,465,279.156
Ellen M. Needham	52,243,600.769	1,466,931.902
Donna M. Rapaccioli	52,281,079.055	1,429,453.616
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Rina K. Spence and Bruce D. Taber.
11

State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

February 28, 2019
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and Shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Notes to Schedule of Investments (Unaudited)	9
Statement of Assets and Liabilities (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and Shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

State Street Equity 500 Index Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of February 28, 2019

% of Net Assets
Common Stocks	98.3%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of February 28, 2019

Description	% of Net Assets
Information Technology	20.3%
Health Care	14.6
Financials	13.1
Communication Services	9.9
Consumer Discretionary	9.7
TOTAL	67.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.
1

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	47,700	$ 2,010,078
Alphabet, Inc. Class A (a)	18,923	21,317,706
Alphabet, Inc. Class C (a)	19,545	21,888,836
AT&T, Inc.	461,200	14,352,544
Cars.com, Inc. (a)	1	24
CBS Corp. Class B	20,418	1,025,188
CenturyLink, Inc.	62,587	825,522
Charter Communications, Inc. Class A (a)	10,900	3,759,519
Comcast Corp. Class A	289,330	11,188,391
Discovery, Inc. Class A (a)(b)	9,497	274,463
Discovery, Inc. Class C (a)	20,660	562,985
DISH Network Corp. Class A (a)	15,100	490,901
Electronic Arts, Inc. (a)	19,021	1,821,831
Facebook, Inc. Class A (a)	151,907	24,525,385
Interpublic Group of Cos., Inc.	23,128	532,638
Netflix, Inc. (a)	27,396	9,810,508
News Corp. Class A	28,814	375,158
News Corp. Class B	7,500	99,825
Omnicom Group, Inc. (b)	14,950	1,131,715
Take-Two Interactive Software, Inc. (a)	7,600	663,176
TripAdvisor, Inc. (a)(b)	7,215	383,622
Twenty-First Century Fox, Inc. Class A	67,809	3,419,608
Twenty-First Century Fox, Inc. Class B	31,200	1,564,992
Twitter, Inc. (a)	45,500	1,400,490
Verizon Communications, Inc.	260,851	14,847,639
Viacom, Inc. Class B	24,341	711,244
Walt Disney Co.	94,893	10,707,726
		149,691,714
CONSUMER DISCRETIONARY — 9.7%
Advance Auto Parts, Inc.	4,300	695,654
Amazon.com, Inc. (a)	26,002	42,638,860
Aptiv PLC	16,181	1,344,803
AutoZone, Inc. (a)	1,588	1,491,084
Best Buy Co., Inc.	14,413	992,191
Booking Holdings, Inc. (a)	2,908	4,934,992
BorgWarner, Inc.	13,223	536,986
Capri Holdings, Ltd. (a)	8,886	405,202
CarMax, Inc. (a)(b)	10,097	627,024
Carnival Corp.	24,649	1,423,726
Chipotle Mexican Grill, Inc. (a)	1,614	980,553
D.R. Horton, Inc.	22,479	874,208
Darden Restaurants, Inc.	8,117	909,997
Dollar General Corp.	16,287	1,929,358
Dollar Tree, Inc. (a)	14,482	1,395,051
eBay, Inc.	59,258	2,201,435
Expedia Group, Inc.	7,923	976,985
Foot Locker, Inc.	8,000	476,160
Security Description	Shares	Value
Ford Motor Co.	251,860	$ 2,208,812
Gap, Inc.	15,364	390,246
Garmin, Ltd.	7,360	618,019
General Motors Co.	84,577	3,339,100
Genuine Parts Co.	9,220	1,002,952
H&R Block, Inc. (b)	12,851	310,352
Hanesbrands, Inc. (b)	23,400	435,006
Harley-Davidson, Inc. (b)	10,385	385,491
Hasbro, Inc. (b)	7,628	647,617
Hilton Worldwide Holdings, Inc.	18,700	1,553,970
Home Depot, Inc.	71,210	13,183,819
Kohl's Corp.	11,188	755,526
L Brands, Inc.	15,246	398,530
Leggett & Platt, Inc. (b)	6,444	292,686
Lennar Corp. Class A	18,125	869,638
LKQ Corp. (a)	20,800	576,160
Lowe's Cos., Inc.	51,012	5,360,851
Macy's, Inc.	17,961	445,253
Marriott International, Inc. Class A	17,852	2,236,320
Mattel, Inc. (a)(b)	17,143	247,202
McDonald's Corp.	49,115	9,029,302
MGM Resorts International	31,800	850,650
Mohawk Industries, Inc. (a)	4,169	567,484
Newell Brands, Inc. (b)	26,350	427,661
NIKE, Inc. Class B	81,002	6,944,301
Nordstrom, Inc. (b)	7,756	366,704
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	716,337
O'Reilly Automotive, Inc. (a)	5,220	1,941,631
PulteGroup, Inc.	16,443	443,961
PVH Corp.	4,751	545,605
Ralph Lauren Corp.	3,436	430,084
Ross Stores, Inc.	23,344	2,213,712
Royal Caribbean Cruises, Ltd.	11,300	1,338,824
Starbucks Corp.	79,292	5,571,056
Tapestry, Inc.	19,000	663,860
Target Corp.	33,744	2,451,164
Tiffany & Co.	6,581	625,458
TJX Cos., Inc.	78,550	4,028,830
Tractor Supply Co.	8,274	788,926
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	1,124,964
Under Armour, Inc. Class A (a)(b)	14,376	324,179
Under Armour, Inc. Class C (a)(b)	14,478	290,718
VF Corp.	20,128	1,758,382
Whirlpool Corp.	3,459	489,483
Wynn Resorts, Ltd.	6,259	792,014
Yum! Brands, Inc.	19,790	1,870,155
		146,687,264
CONSUMER STAPLES — 7.1%
Altria Group, Inc.	119,570	6,266,664
Archer-Daniels-Midland Co.	35,692	1,516,910

See accompanying notes to schedule of investments.
2

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC ADR	1	$ 37
Brown-Forman Corp. Class B	10,827	535,828
Campbell Soup Co.	12,083	435,230
Church & Dwight Co., Inc.	16,200	1,065,960
Clorox Co.	8,179	1,292,527
Coca-Cola Co.	241,422	10,946,074
Colgate-Palmolive Co.	55,679	3,667,576
Conagra Brands, Inc.	32,051	749,032
Constellation Brands, Inc. Class A	10,576	1,789,036
Costco Wholesale Corp.	27,534	6,022,787
Coty, Inc. Class A (b)	28,940	318,340
Estee Lauder Cos., Inc. Class A	14,363	2,254,129
General Mills, Inc.	37,022	1,744,847
Hershey Co.	8,615	953,508
Hormel Foods Corp. (b)	15,998	693,673
J.M. Smucker Co.	7,355	778,968
Kellogg Co.	15,907	894,928
Kimberly-Clark Corp.	22,373	2,613,838
Kraft Heinz Co.	40,251	1,335,931
Kroger Co.	51,310	1,504,922
Lamb Weston Holdings, Inc.	9,400	651,514
McCormick & Co., Inc.	8,061	1,096,135
Molson Coors Brewing Co. Class B	11,409	703,479
Mondelez International, Inc. Class A	92,194	4,347,869
Monster Beverage Corp. (a)	25,487	1,626,835
PepsiCo, Inc.	89,938	10,400,430
Philip Morris International, Inc.	98,587	8,571,154
Procter & Gamble Co.	157,213	15,493,341
Sysco Corp.	30,735	2,076,149
Tyson Foods, Inc. Class A	19,191	1,183,317
Walmart, Inc.	90,699	8,978,294
Walgreens Boots Alliance, Inc.	51,713	3,681,448
		106,190,710
ENERGY — 5.3%
Anadarko Petroleum Corp.	32,944	1,433,064
Apache Corp.	24,970	828,505
Baker Hughes a GE Co.	33,794	891,486
Cabot Oil & Gas Corp.	26,722	657,896
Chevron Corp.	120,534	14,413,456
Cimarex Energy Co.	6,042	434,480
Concho Resources, Inc.	12,300	1,353,000
ConocoPhillips	73,203	4,966,823
Devon Energy Corp.	30,550	901,530
Diamondback Energy, Inc.	9,700	998,421
EOG Resources, Inc.	37,063	3,483,922
Exxon Mobil Corp.	268,672	21,233,148
Halliburton Co.	56,167	1,723,765
Helmerich & Payne, Inc.	7,974	432,191
Hess Corp.	16,544	957,070
HollyFrontier Corp.	10,400	532,480
Kinder Morgan, Inc.	117,476	2,250,840
Marathon Oil Corp.	55,089	914,477
Security Description	Shares	Value
Marathon Petroleum Corp.	44,584	$ 2,764,654
National Oilwell Varco, Inc.	24,341	684,956
Noble Energy, Inc.	32,895	728,624
Occidental Petroleum Corp.	47,935	3,170,900
ONEOK, Inc.	26,304	1,690,295
Phillips 66	27,392	2,639,493
Pioneer Natural Resources Co.	10,924	1,539,738
Schlumberger, Ltd.	89,093	3,925,438
TechnipFMC PLC	29,109	648,840
Valero Energy Corp.	25,986	2,119,418
Williams Cos., Inc.	76,410	2,039,383
		80,358,293
FINANCIALS — 13.1%
Affiliated Managers Group, Inc.	3,376	370,043
Aflac, Inc.	46,774	2,298,474
Allstate Corp.	22,467	2,120,435
American Express Co.	44,552	4,800,033
American International Group, Inc.	57,032	2,463,782
Ameriprise Financial, Inc.	8,663	1,140,311
Aon PLC	14,782	2,535,556
Arthur J Gallagher & Co.	12,000	963,360
Assurant, Inc.	3,046	313,708
Bank of America Corp.	576,166	16,754,907
Bank of New York Mellon Corp.	56,291	2,954,152
BB&T Corp.	50,039	2,550,488
Berkshire Hathaway, Inc. Class B (a)	123,019	24,763,725
BlackRock, Inc.	7,718	3,420,772
Brighthouse Financial, Inc. (a)	7,075	273,944
Capital One Financial Corp.	29,968	2,504,725
Cboe Global Markets, Inc.	7,500	719,325
Charles Schwab Corp.	77,189	3,551,466
Chubb, Ltd.	29,241	3,915,370
Cincinnati Financial Corp.	9,205	799,178
Citigroup, Inc.	155,593	9,954,840
Citizens Financial Group, Inc.	28,500	1,052,790
CME Group, Inc.	22,992	4,182,475
Comerica, Inc.	11,017	959,691
Discover Financial Services	20,277	1,452,036
E*TRADE Financial Corp.	16,989	832,291
Everest Re Group, Ltd.	2,700	610,497
Fifth Third Bancorp	41,054	1,132,269
First Republic Bank (b)	10,500	1,102,290
Franklin Resources, Inc.	17,151	559,294
Goldman Sachs Group, Inc.	21,988	4,325,040
Hartford Financial Services Group, Inc.	22,230	1,097,273
Huntington Bancshares, Inc.	70,265	1,012,519
Intercontinental Exchange, Inc.	36,125	2,787,044
Invesco, Ltd.	28,289	547,392
Jefferies Financial Group, Inc.	17,509	354,907
JPMorgan Chase & Co.	210,172	21,933,550
KeyCorp	64,479	1,138,699
Lincoln National Corp.	14,310	894,661
Loews Corp.	16,912	805,349

See accompanying notes to schedule of investments.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	9,234	$ 1,598,036
Marsh & McLennan Cos., Inc.	32,534	3,026,313
MetLife, Inc.	62,426	2,821,031
Moody's Corp.	10,134	1,754,398
Morgan Stanley	82,855	3,478,253
MSCI, Inc.	5,400	997,488
Nasdaq, Inc.	6,925	634,122
Northern Trust Corp.	13,910	1,296,412
People's United Financial, Inc.	22,434	398,428
PNC Financial Services Group, Inc.	29,642	3,735,485
Principal Financial Group, Inc.	15,726	827,817
Progressive Corp.	37,852	2,759,411
Prudential Financial, Inc.	25,537	2,447,721
Raymond James Financial, Inc.	7,800	644,124
Regions Financial Corp.	68,043	1,115,905
S&P Global, Inc.	15,998	3,205,519
State Street Corp. (c)	24,347	1,749,819
SunTrust Banks, Inc.	27,382	1,776,270
SVB Financial Group (a)	3,500	865,060
Synchrony Financial	42,871	1,398,023
T Rowe Price Group, Inc.	15,120	1,518,502
Torchmark Corp.	6,384	527,063
Travelers Cos., Inc.	16,198	2,152,876
Unum Group	14,124	527,673
US Bancorp	95,230	4,922,439
Wells Fargo & Co.	267,246	13,332,903
Willis Towers Watson PLC	8,379	1,441,356
Zions Bancorp	12,058	616,164
		197,517,272
HEALTH CARE — 14.6%
Abbott Laboratories	110,849	8,604,099
AbbVie, Inc.	95,863	7,596,184
ABIOMED, Inc. (a)	2,800	936,600
Agilent Technologies, Inc.	20,275	1,610,646
Alexion Pharmaceuticals, Inc. (a)	14,427	1,952,406
Align Technology, Inc. (a)	4,500	1,165,365
Allergan PLC	20,426	2,812,865
AmerisourceBergen Corp.	10,552	878,982
Amgen, Inc.	40,591	7,715,537
Anthem, Inc.	16,419	4,937,686
Baxter International, Inc.	31,070	2,321,861
Becton Dickinson and Co.	17,177	4,273,466
Biogen, Inc. (a)	12,947	4,246,746
Boston Scientific Corp. (a)	87,477	3,509,577
Bristol-Myers Squibb Co.	102,512	5,295,770
Cardinal Health, Inc.	18,624	1,012,028
Celgene Corp. (a)	43,565	3,621,123
Centene Corp. (a)	26,200	1,595,318
Cerner Corp. (a)	20,963	1,172,880
Cigna Corp.	24,384	4,253,545
Cooper Cos., Inc.	3,300	943,767
CVS Health Corp.	80,933	4,680,355
Danaher Corp.	39,478	5,014,496
DaVita, Inc. (a)	6,772	385,327
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	14,366	$ 599,924
Edwards Lifesciences Corp. (a)	13,490	2,283,722
Eli Lilly & Co.	60,057	7,584,599
Gilead Sciences, Inc.	82,346	5,354,137
HCA Healthcare, Inc.	17,300	2,405,392
Henry Schein, Inc. (a)	9,700	575,210
Hologic, Inc. (a)	17,600	829,840
Humana, Inc.	8,817	2,513,198
IDEXX Laboratories, Inc. (a)	5,400	1,139,562
Illumina, Inc. (a)	9,300	2,908,761
Incyte Corp. (a)	11,900	1,026,137
Intuitive Surgical, Inc. (a)	7,256	3,973,458
IQVIA Holdings, Inc. (a)	10,000	1,401,000
Johnson & Johnson	170,241	23,261,730
Laboratory Corp. of America Holdings (a)	6,447	955,703
McKesson Corp.	12,231	1,555,294
Medtronic PLC	85,704	7,756,212
Merck & Co., Inc.	163,998	13,331,397
Mettler-Toledo International, Inc. (a)	1,600	1,089,456
Mylan NV (a)	30,507	805,080
Nektar Therapeutics (a)	10,700	433,778
PerkinElmer, Inc.	7,032	662,133
Perrigo Co. PLC	8,714	424,372
Pfizer, Inc.	364,948	15,820,496
Quest Diagnostics, Inc.	8,458	732,040
Regeneron Pharmaceuticals, Inc. (a)	5,058	2,178,683
ResMed, Inc.	9,500	973,085
Stryker Corp.	19,695	3,712,704
Teleflex, Inc.	2,900	840,536
Thermo Fisher Scientific, Inc.	25,312	6,570,236
UnitedHealth Group, Inc.	61,022	14,780,749
Universal Health Services, Inc. Class B	5,300	735,799
Varian Medical Systems, Inc. (a)	6,031	810,325
Vertex Pharmaceuticals, Inc. (a)	16,348	3,085,685
Waters Corp. (a)	5,015	1,214,733
WellCare Health Plans, Inc. (a)	3,100	786,098
Zimmer Biomet Holdings, Inc.	13,427	1,666,559
Zoetis, Inc.	30,228	2,848,384
		220,162,836
INDUSTRIALS — 9.6%
3M Co.	37,043	7,682,348
Alaska Air Group, Inc.	8,200	505,940
Allegion PLC	5,437	489,112
American Airlines Group, Inc.	24,400	869,372
AMETEK, Inc.	15,101	1,201,738
AO Smith Corp.	9,700	503,721
Arconic, Inc. (b)	28,263	522,583
Boeing Co.	33,624	14,793,215
C.H. Robinson Worldwide, Inc.	8,582	775,641
Caterpillar, Inc.	37,555	5,157,804
Cintas Corp.	5,722	1,182,165
Copart, Inc. (a)	13,200	774,444

See accompanying notes to schedule of investments.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
CSX Corp.	50,859	$ 3,695,924
Cummins, Inc.	8,944	1,378,181
Deere & Co.	20,354	3,338,870
Delta Air Lines, Inc.	39,466	1,956,724
Dover Corp.	8,545	773,579
Eaton Corp. PLC	28,199	2,249,434
Emerson Electric Co.	40,469	2,757,962
Equifax, Inc.	7,595	831,728
Expeditors International of Washington, Inc.	10,644	797,768
Fastenal Co.	17,642	1,110,387
FedEx Corp.	14,950	2,705,950
Flowserve Corp.	9,555	424,338
Fluor Corp.	9,256	348,026
Fortive Corp.	19,281	1,572,751
Fortune Brands Home & Security, Inc.	10,100	475,912
General Dynamics Corp.	17,789	3,028,044
General Electric Co.	545,849	5,671,371
Harris Corp.	7,498	1,236,645
Honeywell International, Inc.	47,003	7,241,752
Huntington Ingalls Industries, Inc.	2,800	586,348
IHS Markit, Ltd. (a)	23,400	1,244,178
Illinois Tool Works, Inc.	19,571	2,819,790
Ingersoll-Rand PLC	15,116	1,595,645
Jacobs Engineering Group, Inc.	7,057	520,665
JB Hunt Transport Services, Inc.	5,500	592,185
Johnson Controls International PLC	58,993	2,080,683
Kansas City Southern	7,004	760,915
L3 Technologies, Inc.	5,165	1,093,689
Lockheed Martin Corp.	15,890	4,916,525
Masco Corp.	17,839	670,033
Nielsen Holdings PLC	23,375	612,425
Norfolk Southern Corp.	17,268	3,096,152
Northrop Grumman Corp.	11,186	3,243,493
PACCAR, Inc.	21,435	1,453,293
Parker-Hannifin Corp.	8,414	1,482,210
Pentair PLC	9,491	403,747
Quanta Services, Inc.	9,993	356,150
Raytheon Co.	17,636	3,289,114
Republic Services, Inc.	13,414	1,052,060
Robert Half International, Inc.	6,974	475,557
Rockwell Automation, Inc.	7,479	1,335,450
Rollins, Inc. (b)	9,450	374,787
Roper Technologies, Inc.	6,735	2,179,783
Snap-on, Inc. (b)	3,572	571,520
Southwest Airlines Co.	31,927	1,789,189
Stanley Black & Decker, Inc.	9,650	1,277,949
Textron, Inc.	14,806	803,966
TransDigm Group, Inc. (a)	3,100	1,345,679
Union Pacific Corp.	46,438	7,787,653
United Continental Holdings, Inc. (a)	14,200	1,246,902
United Parcel Service, Inc. Class B	44,255	4,876,901
Security Description	Shares	Value
United Rentals, Inc. (a)	5,600	$ 753,704
United Technologies Corp.	51,879	6,519,634
Verisk Analytics, Inc. (a)	10,300	1,302,229
W.W. Grainger, Inc.	2,712	826,536
Wabtec Corp.	8,483	621,447
Waste Management, Inc.	24,704	2,501,280
Xylem, Inc.	11,434	863,839
		145,376,734
INFORMATION TECHNOLOGY — 20.3%
Accenture PLC Class A	40,482	6,532,985
Adobe, Inc. (a)	30,713	8,062,162
Advanced Micro Devices, Inc. (a)(b)	57,400	1,350,622
Akamai Technologies, Inc. (a)	10,234	712,900
Alliance Data Systems Corp.	2,904	502,392
Amphenol Corp. Class A	19,280	1,811,742
Analog Devices, Inc.	23,970	2,563,831
ANSYS, Inc. (a)	5,600	992,656
Apple, Inc.	285,464	49,428,092
Applied Materials, Inc.	63,553	2,436,622
Arista Networks, Inc. (a)	3,100	884,275
Autodesk, Inc. (a)	14,270	2,326,153
Automatic Data Processing, Inc.	27,265	4,172,363
Broadcom, Inc.	26,335	7,251,606
Broadridge Financial Solutions, Inc.	7,000	708,750
Cadence Design Systems, Inc. (a)	18,500	1,059,125
Cisco Systems, Inc.	283,529	14,678,296
Citrix Systems, Inc.	8,578	904,979
Cognizant Technology Solutions Corp. Class A	36,627	2,599,784
Corning, Inc.	50,250	1,749,202
DXC Technology Co.	18,191	1,198,059
F5 Networks, Inc. (a)	3,759	632,038
Fidelity National Information Services, Inc.	21,186	2,291,266
Fiserv, Inc. (a)(b)	24,484	2,073,550
FleetCor Technologies, Inc. (a)	5,800	1,353,024
FLIR Systems, Inc.	8,239	423,897
Fortinet, Inc. (a)	9,200	798,468
Gartner, Inc. (a)(b)	6,000	853,800
Global Payments, Inc.	9,375	1,222,312
Hewlett Packard Enterprise Co.	89,363	1,463,766
HP, Inc.	102,163	2,015,676
Intel Corp.	288,020	15,253,539
International Business Machines Corp.	57,247	7,907,528
Intuit, Inc.	16,526	4,084,070
IPG Photonics Corp. (a)(b)	2,500	387,575
Jack Henry & Associates, Inc.	4,900	649,887
Juniper Networks, Inc.	22,844	618,616
Keysight Technologies, Inc. (a)	12,000	1,012,920
KLA-Tencor Corp.	9,873	1,140,233
Lam Research Corp.	9,581	1,687,118

See accompanying notes to schedule of investments.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Mastercard, Inc. Class A	57,249	$ 12,867,858
Maxim Integrated Products, Inc.	17,800	968,854
Microchip Technology, Inc. (b)	15,006	1,303,571
Micron Technology, Inc. (a)	70,928	2,899,537
Microsoft Corp.	489,477	54,836,108
Motorola Solutions, Inc.	10,428	1,492,455
NetApp, Inc.	16,843	1,098,164
NVIDIA Corp.	38,912	6,002,565
Oracle Corp.	162,770	8,485,200
Paychex, Inc.	19,231	1,481,172
PayPal Holdings, Inc. (a)	74,258	7,282,482
Qorvo, Inc. (a)	7,600	533,064
QUALCOMM, Inc. (b)	77,585	4,142,263
Red Hat, Inc. (a)	11,330	2,068,858
salesforce.com, Inc. (a)	48,505	7,937,843
Seagate Technology PLC	15,076	701,939
Skyworks Solutions, Inc.	11,800	963,588
Symantec Corp.	39,403	886,173
Synopsys, Inc. (a)	9,400	955,792
TE Connectivity, Ltd.	21,649	1,777,166
Texas Instruments, Inc.	61,106	6,463,793
Total System Services, Inc.	10,899	1,028,866
VeriSign, Inc. (a)	6,920	1,232,037
Visa, Inc. Class A	110,940	16,432,433
Western Digital Corp.	19,506	981,152
Western Union Co.	27,940	499,288
Xerox Corp.	10,023	309,711
Xilinx, Inc.	16,042	2,010,063
		305,437,874
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	14,007	2,537,788
Albemarle Corp. (b)	7,100	648,159
Avery Dennison Corp.	5,818	628,577
Ball Corp.	21,216	1,162,213
Celanese Corp. Series A	8,600	879,694
CF Industries Holdings, Inc.	14,730	621,606
DowDuPont, Inc.	146,132	7,778,606
Eastman Chemical Co.	8,972	741,895
Ecolab, Inc.	16,165	2,730,430
FMC Corp.	8,622	771,669
Freeport-McMoRan, Inc.	90,364	1,165,696
International Flavors & Fragrances, Inc. (b)	6,280	800,700
International Paper Co.	25,408	1,164,195
Linde PLC	35,029	6,068,424
LyondellBasell Industries NV Class A	19,252	1,646,431
Martin Marietta Materials, Inc.	4,055	761,529
Mosaic Co.	20,816	650,916
Newmont Mining Corp.	33,373	1,138,687
Nucor Corp.	20,306	1,229,934
Packaging Corp. of America	6,300	602,217
PPG Industries, Inc.	15,488	1,734,191
Sealed Air Corp.	11,269	491,554
Sherwin-Williams Co.	5,187	2,247,008
Vulcan Materials Co.	8,390	935,149
Security Description	Shares	Value
WestRock Co.	16,448	$ 614,826
		39,752,094
REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	910,463
American Tower Corp. REIT	27,482	4,840,954
Apartment Investment & Management Co. Class A, REIT	9,469	463,318
AvalonBay Communities, Inc. REIT	8,429	1,640,536
Boston Properties, Inc. REIT	9,821	1,303,149
CBRE Group, Inc. Class A (a)	20,108	1,000,574
Crown Castle International Corp. REIT	26,642	3,163,738
Digital Realty Trust, Inc. REIT	13,300	1,504,496
Duke Realty Corp. REIT	22,500	665,325
Equinix, Inc. REIT	5,138	2,175,943
Equity Residential REIT	24,138	1,778,729
Essex Property Trust, Inc. REIT	4,155	1,162,735
Extra Space Storage, Inc. REIT	7,500	719,550
Federal Realty Investment Trust REIT	4,600	614,514
HCP, Inc. REIT	31,277	962,393
Host Hotels & Resorts, Inc. REIT	48,759	956,164
Iron Mountain, Inc. REIT	18,074	640,181
Kimco Realty Corp. REIT	23,116	406,610
Macerich Co. REIT (b)	7,245	315,882
Mid-America Apartment Communities, Inc. REIT	6,900	714,702
Prologis, Inc. REIT	40,546	2,840,653
Public Storage REIT	9,452	1,999,004
Realty Income Corp. REIT	18,100	1,251,796
Regency Centers Corp. REIT	10,499	685,060
SBA Communications Corp. REIT (a)	7,100	1,281,976
Simon Property Group, Inc. REIT	19,435	3,520,845
SL Green Realty Corp. REIT	4,600	417,312
UDR, Inc. REIT	17,800	790,676
Ventas, Inc. REIT	22,403	1,405,788
Vornado Realty Trust REIT	10,446	703,120
Welltower, Inc. REIT	23,881	1,774,597
Weyerhaeuser Co. REIT	44,598	1,110,044
		43,720,827
UTILITIES — 3.2%
AES Corp.	43,759	753,968
Alliant Energy Corp.	14,700	674,289
Ameren Corp.	15,156	1,079,713
American Electric Power Co., Inc.	31,543	2,559,715
American Water Works Co., Inc.	11,300	1,148,306
Atmos Energy Corp.	7,400	731,490
CenterPoint Energy, Inc.	31,335	944,437
CMS Energy Corp.	18,801	1,022,774

See accompanying notes to schedule of investments.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

Security Description	Shares	Value
Consolidated Edison, Inc.	19,600	$ 1,616,020
Dominion Energy, Inc.	48,424	3,587,734
DTE Energy Co.	11,439	1,413,403
Duke Energy Corp.	44,391	3,980,097
Edison International	21,305	1,275,956
Entergy Corp.	10,700	998,631
Evergy, Inc.	16,499	922,459
Eversource Energy	20,243	1,413,164
Exelon Corp.	61,959	3,010,588
FirstEnergy Corp.	29,729	1,211,457
NextEra Energy, Inc.	30,257	5,679,844
NiSource, Inc.	23,078	622,644
NRG Energy, Inc.	17,798	741,821
Pinnacle West Capital Corp.	6,556	614,559
PPL Corp.	44,756	1,439,801
Public Service Enterprise Group, Inc.	32,336	1,901,680
Sempra Energy	17,724	2,134,679
Southern Co.	64,984	3,229,055
WEC Energy Group, Inc.	20,287	1,547,492
Xcel Energy, Inc.	33,700	1,848,782
		48,104,558
TOTAL COMMON STOCKS (Cost $451,056,399)		1,483,000,176

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.39% (d) (e)	21,181,225	21,181,225
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	7,472,972	$ 7,472,972
TOTAL SHORT-TERM INVESTMENTS (Cost $28,654,197)		28,654,197
TOTAL INVESTMENTS — 100.2% (Cost $479,710,596)(g)		1,511,654,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,226,210)
NET ASSETS — 100.0%		$ 1,508,428,163
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2019.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2019.
(f)	Investment of cash collateral for securities loaned.
(g)	Tax cost of investments shown is $531,482,034 for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments at February 28, 2019 was $997,458,818 and $15,913,829 respectively, resulting in net unrealized appreciation of investments and other financial instruments of $981,544,989.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At February 28, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	168	03/15/2019	$22,018,830	$23,391,480	$1,372,650
During the period ended February 28, 2019, average notional value related to futures contracts was $26,951,112 or 2% of net assets.
See accompanying notes to schedule of investments.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of February 28, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,483,000,176	$—	$—	$1,483,000,176
Short-Term Investments	28,654,197	—	—	28,654,197
TOTAL INVESTMENTS	$1,511,654,373	$—	$—	$1,511,654,373
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,372,650	—	—	1,372,650
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,372,650	$—	$—	$ 1,372,650
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,513,027,023	$—	$—	$1,513,027,023
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/19	Value at 2/28/19	Dividend Income	Capital Gains Distributions
State Street Corp.	24,347	$ 1,535,565	$ —	$ —	$—	$214,254	24,347	$ 1,749,819	$ —	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,348,182	27,348,182	33,409,945	39,576,902	—	—	21,181,225	21,181,225	89,487	—
State Street Navigator Securities Lending Portfolio II	2,502,193	2,502,193	26,872,595	21,901,816	—	—	7,472,972	7,472,972	2,797	—
Total		$31,385,940	$60,282,540	$61,478,718	$—	$214,254		$30,404,016	$92,284	$—
See accompanying notes to schedule of investments.
8

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
Notes to Schedule of Investments — February 28, 2019 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of February 28, 2019 is disclosed in the Portfolio’s Schedule of Investments.
9

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO  (continued)
Notes to Schedule of Investments — February 28, 2019 (Unaudited)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2019, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following table summarizes the value of the Portfolio's derivative instruments as of February 28, 2019, and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$1,372,650	$—	$1,372,650
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2019, are disclosed in the Schedule of Investments.
Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus
10

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO  (continued)
Notes to Schedule of Investments — February 28, 2019 (Unaudited)

cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$ 19,032,235	$ 7,472,972	$ 12,003,492	$ 19,476,464
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2019:
		Remaining Contractual Maturity of the Agreements As of February 28, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$7,472,972	$—	$—	$—	$7,472,972	$7,472,972
11

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,481,250,357
Investments in affiliated issuers, at value	30,404,016
Total Investments	1,511,654,373
Cash	11
Receivable from broker — accumulated variation margin on open futures contracts	1,372,650
Receivable for investments sold	3,617
Dividends receivable — unaffiliated issuers	3,323,430
Dividends receivable — affiliated issuers	44,477
Securities lending income receivable — unaffiliated issuers	929
Securities lending income receivable — affiliated issuers	1,377
Receivable from Adviser	3,701
TOTAL ASSETS	1,516,404,565
LIABILITIES
Deposit from Broker	452,022
Payable upon return of securities loaned	7,472,972
Advisory fee payable	51,408
TOTAL LIABILITIES	7,976,402
NET ASSETS	$1,508,428,163
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 450,271,219
Investments in affiliated issuers	29,439,377
Total cost of investments	$ 479,710,596
* Includes investments in securities on loan, at value	$ 19,032,235
Statement of Assets and Liabilities
12

Annual Report
December 31, 2018
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The investment objective of the State Street Equity 500 Index Portfolio (the “Portfolio”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Portfolio's benchmark is the S&P 500 Index.
For the12-month period ended December 31, 2018 (the “Reporting Period”), the total return for the Portfolio was –4.98% and the Index was –4.38%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, and the cumulative effect of security misweights contributed to the difference between the Portfolio’s performance and that of the Index.
Equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. The sharp rise in yields that accelerated into the end of the month coincided with a reversal in U.S. equities at the end of January, including the first drop of more than 1% in the Index since August. Despite this, the Index returned over 5.7% for the month of January. The fifteen month run of gains for global equity markets and historically low volatility across asset classes came to an abrupt end in February as U.S. equities fell into correction territory for the first time in two years. The release of the January non-farm payrolls report on February 2nd noted that average hourly earnings rose by approximately 2.9% on a year-over-year basis, the highest reading since the beginning of the economic recovery. The release prompted a swift reassessment of government bond yields and a 2.10% selloff in the S&P 500 for the day, a decline larger than any seen the whole of 2017. The next two months followed suit with a drop of 3.69% in February and a drop of 2.54% in March.
Markets took a tentative step forward in April after February and March left the Index in the red to close off the first quarter of 2018. Unlike early February, when rising yields that came close to 3% were widely cited as a catalyst that unnerved equity markets, the gradual rise in yields to 3% in April coincided with generally positive equity market performance. U.S. equity markets managed to post modest gains each month of the second quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter.
The market environment during the third quarter in many ways mimicked what had already transpired throughout much of 2018. The Index surpassed the 1990s bull market to enter into the longest bull market ever – setting all-time highs along the way. The final tallies on second quarter earnings played their part as S&P 500 companies delivered earnings growth of nearly 25% on a year-over-year basis, with more than 3 out of 4 companies beating expectations. Large cap stocks, as represented by the S&P 500, displayed the most uninterrupted progress during the third quarter – posting an advance of approximately 7.7%.
In what is usually a seasonally favorable period, in Q4 of 2018, US equities exhibited their worst quarterly performance since 2011 when the market was facing debt ceiling negotiations and a credit rating downgrade from Standard & Poor’s. Although volatility prevailed during the entirety of the quarter, October and December were particularly vicious. Both months started out with building optimism based on improved outlooks for trade deals. In October, the United States, Canada and Mexico came to terms on a trade agreement which briefly lifted spirits. Meanwhile, December’s arrival was met with a trade truce between the United States and China based on discussions at the G20 meeting in Argentina. However, a host of factors relating to rising interest rates, economic growth concerns and systematic or algorithmic trading strategies stifled those short-lived rallies and sent the S&P 500 down approximately 13.5% for the quarter. This brought the index to a final return of –4.38% for the year.
The Portfolio invested in futures to achieve the desired exposure during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Microsoft Corporation, Amazon.com Inc., and Merck & Co., Inc. The top negative contributors to the Fund’s performance during the Reporting Period were: Facebook, Inc. Class A, General Electric Company, and AT&T Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Equity 500 Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2018

	Total Return One Year Ended December 31, 2018	Average Annual Total Return Five Years Ended December 31, 2018	Average Annual Total Return Ten Years Ended December 31, 2018
State Street Equity 500 Index Portfolio	(4.98%)	8.44%	13.08%
S&P 500® Index(b)	(4.38%)	8.49%	13.12%

(b)	The S&P 500 Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Equity 500 Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2018

% of Net Assets
Common Stocks	98.0%
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2018

Description	% of Net Assets
Information Technology	19.7%
Health Care	15.2
Financials	13.1
Communication Services	9.9
Consumer Discretionary	9.7
TOTAL	67.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.0%
COMMUNICATION SERVICES — 9.9%
Activision Blizzard, Inc.	47,700	$ 2,221,389
Alphabet, Inc. Class A (a)	19,123	19,982,770
Alphabet, Inc. Class C (a)	19,645	20,344,558
AT&T, Inc.	465,200	13,276,808
Cars.com, Inc. (a)	1	22
CBS Corp. Class B	20,418	892,675
CenturyLink, Inc.	62,587	948,193
Charter Communications, Inc. Class A (a)	11,400	3,248,658
Comcast Corp. Class A	289,330	9,851,686
Discovery, Inc. Class A (a)(b)	9,497	234,956
Discovery, Inc. Class C (a)	20,660	476,833
DISH Network Corp. Class A (a)	15,100	377,047
Electronic Arts, Inc. (a)	19,021	1,500,947
Facebook, Inc. Class (a)	153,307	20,097,015
Interpublic Group of Cos., Inc.	23,128	477,131
Netflix, Inc. (a)	27,896	7,466,643
News Corp. Class A	28,814	327,039
News Corp. Class B	7,500	86,625
Omnicom Group, Inc. (b)	14,950	1,094,938
Take-Two Interactive Software, Inc. (a)	7,600	782,344
TripAdvisor, Inc. (a)	7,215	389,177
Twenty-First Century Fox, Inc. Class A	67,809	3,262,969
Twenty-First Century Fox, Inc. Class B	31,200	1,490,736
Twitter, Inc. (a)	45,500	1,307,670
Verizon Communications, Inc.	263,951	14,839,325
Viacom, Inc. Class B	24,341	625,564
Walt Disney Co.	94,893	10,405,017
		136,008,735
CONSUMER DISCRETIONARY — 9.7%
Advance Auto Parts, Inc.	4,300	677,078
Amazon.com, Inc. (a)	26,302	39,504,815
Aptiv PLC	16,181	996,264
AutoZone, Inc. (a)	1,588	1,331,284
Best Buy Co., Inc.	16,013	848,048
Booking Holdings, Inc. (a)	3,008	5,181,039
BorgWarner, Inc.	13,223	459,367
CarMax, Inc. (a)(b)	11,997	752,572
Carnival Corp.	24,649	1,215,196
Chipotle Mexican Grill, Inc. (a)	1,614	696,909
D.R. Horton, Inc.	22,479	779,122
Darden Restaurants, Inc.	8,117	810,564
Dollar General Corp.	16,287	1,760,299
Dollar Tree, Inc. (a)	15,782	1,425,430
eBay, Inc. (a)	59,258	1,663,372
Expedia Group, Inc.	7,923	892,526
Foot Locker, Inc.	8,000	425,600
Ford Motor Co.	251,860	1,926,729
Security Description	Shares	Value
Gap, Inc.	15,364	$ 395,777
Garmin, Ltd.	7,360	466,035
General Motors Co.	84,577	2,829,101
Genuine Parts Co.	9,220	885,304
Goodyear Tire & Rubber Co.	14,413	294,169
H&R Block, Inc. (b)	12,851	326,030
Hanesbrands, Inc. (b)	23,400	293,202
Harley-Davidson, Inc.	10,385	354,336
Hasbro, Inc. (b)	7,628	619,775
Hilton Worldwide Holdings, Inc.	18,700	1,342,660
Home Depot, Inc.	72,010	12,372,758
Kohl's Corp.	11,188	742,212
L Brands, Inc.	15,246	391,365
Leggett & Platt, Inc.	9,844	352,809
Lennar Corp. Class A	18,125	709,594
LKQ Corp. (a)	20,800	493,584
Lowe's Cos., Inc.	51,012	4,711,468
Macy's, Inc.	17,961	534,879
Marriott International, Inc. Class A	17,852	1,938,013
Mattel, Inc. (a)(b)	17,143	171,259
McDonald's Corp.	49,115	8,721,351
MGM Resorts International	31,800	771,468
Michael Kors Holdings, Ltd. (a)	8,886	336,957
Mohawk Industries, Inc. (a)	4,169	487,606
Newell Brands, Inc. (b)	26,350	489,846
NIKE, Inc. Class B	81,002	6,005,488
Nordstrom, Inc. (b)	7,756	361,507
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	546,831
O'Reilly Automotive, Inc. (a)	5,220	1,797,403
PulteGroup, Inc.	16,443	427,354
PVH Corp.	4,751	441,605
Ralph Lauren Corp.	3,436	355,489
Ross Stores, Inc.	23,344	1,942,221
Royal Caribbean Cruises, Ltd.	11,300	1,105,027
Starbucks Corp.	79,292	5,106,405
Tapestry, Inc.	19,000	641,250
Target Corp.	33,744	2,230,141
Tiffany & Co.	6,581	529,836
TJX Cos., Inc.	78,550	3,514,327
Tractor Supply Co.	8,274	690,383
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	881,424
Under Armour, Inc. Class A (a)(b)	14,376	254,024
Under Armour, Inc. Class C (a)(b)	14,478	234,109
VF Corp.	20,128	1,435,931
Whirlpool Corp.	4,559	487,220
Wynn Resorts, Ltd.	6,259	619,078
Yum! Brands, Inc.	19,790	1,819,097
		133,803,922
CONSUMER STAPLES — 7.3%
Altria Group, Inc.	119,570	5,905,562

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Archer-Daniels-Midland Co.	35,692	$ 1,462,301
British American Tobacco PLC ADR	1	32
Brown-Forman Corp. Class B	10,827	515,149
Campbell Soup Co. (b)	12,083	398,618
Church & Dwight Co., Inc.	16,200	1,065,312
Clorox Co.	8,179	1,260,711
Coca-Cola Co.	244,222	11,563,912
Colgate-Palmolive Co.	55,679	3,314,014
Conagra Brands, Inc.	32,051	684,609
Constellation Brands, Inc. Class A	10,576	1,700,832
Costco Wholesale Corp.	28,234	5,751,548
Coty, Inc. Class A (a)	28,940	189,846
Estee Lauder Cos., Inc. Class A	14,363	1,868,626
General Mills, Inc.	37,022	1,441,637
Hershey Co.	8,615	923,356
Hormel Foods Corp. (b)	15,998	682,795
J.M. Smucker Co.	7,355	687,619
Kellogg Co.	15,907	906,858
Kimberly-Clark Corp.	22,373	2,549,180
Kraft Heinz Co.	40,251	1,732,403
Kroger Co.	51,310	1,411,025
Lamb Weston Holdings, Inc.	9,400	691,464
McCormick & Co., Inc.	8,061	1,122,414
Molson Coors Brewing Co. Class B	11,409	640,730
Mondelez International, Inc. Class A	94,294	3,774,589
Monster Beverage Corp. (a)	25,487	1,254,470
PepsiCo, Inc.	89,938	9,936,350
Philip Morris International, Inc.	98,587	6,581,668
Procter & Gamble Co.	158,913	14,607,283
Sysco Corp.	30,735	1,925,855
Tyson Foods, Inc. Class A	19,191	1,024,799
Walmart, Inc.	91,599	8,532,447
Walgreens Boots Alliance, Inc.	51,713	3,533,549
		99,641,563
ENERGY — 5.2%
Anadarko Petroleum Corp.	32,944	1,444,265
Apache Corp.	24,970	655,463
Baker Hughes a GE Co.	33,794	726,571
Cabot Oil & Gas Corp.	26,722	597,237
Chevron Corp.	121,934	13,265,200
Cimarex Energy Co.	6,042	372,489
Concho Resources, Inc. (a)	12,300	1,264,317
ConocoPhillips	73,203	4,564,207
Devon Energy Corp.	30,550	688,597
Diamondback Energy, Inc.	9,700	899,190
EOG Resources, Inc.	37,063	3,232,264
Exxon Mobil Corp.	270,972	18,477,581
Halliburton Co.	56,167	1,492,919
Helmerich & Payne, Inc.	7,974	382,274
Hess Corp.	16,544	670,032
HollyFrontier Corp.	10,400	531,648
Kinder Morgan, Inc.	117,476	1,806,781
Security Description	Shares	Value
Marathon Oil Corp.	55,089	$ 789,976
Marathon Petroleum Corp.	44,584	2,630,902
National Oilwell Varco, Inc.	24,341	625,564
Newfield Exploration Co. (a)	12,385	181,564
Noble Energy, Inc.	32,895	617,110
Occidental Petroleum Corp.	47,935	2,942,250
ONEOK, Inc.	26,304	1,419,101
Phillips 66	27,392	2,359,821
Pioneer Natural Resources Co.	10,924	1,436,724
Schlumberger, Ltd.	89,093	3,214,475
TechnipFMC PLC	29,109	569,954
Valero Energy Corp.	27,686	2,075,619
Williams Cos., Inc.	76,410	1,684,841
		71,618,936
FINANCIALS — 13.1%
Affiliated Managers Group, Inc.	3,376	328,957
Aflac, Inc.	49,574	2,258,591
Allstate Corp.	22,467	1,856,448
American Express Co.	44,552	4,246,697
American International Group, Inc.	57,032	2,247,631
Ameriprise Financial, Inc.	9,463	987,653
Aon PLC	15,682	2,279,536
Arthur J Gallagher & Co.	12,000	884,400
Assurant, Inc.	3,946	352,930
Bank of America Corp.	582,066	14,342,106
Bank of New York Mellon Corp.	58,891	2,771,999
BB&T Corp.	50,039	2,167,690
Berkshire Hathaway, Inc. Class B (a)	124,619	25,444,707
BlackRock, Inc.	7,718	3,031,785
Brighthouse Financial, Inc. (a)	7,075	215,646
Capital One Financial Corp.	29,968	2,265,281
Cboe Global Markets, Inc.	7,500	733,725
Charles Schwab Corp.	77,189	3,205,659
Chubb, Ltd.	29,241	3,777,352
Cincinnati Financial Corp.	9,205	712,651
Citigroup, Inc.	155,593	8,100,172
Citizens Financial Group, Inc.	28,500	847,305
CME Group, Inc.	22,992	4,325,255
Comerica, Inc.	11,017	756,758
Discover Financial Services	22,277	1,313,898
E*TRADE Financial Corp.	16,989	745,477
Everest Re Group, Ltd.	2,700	587,952
Fifth Third Bancorp	41,054	966,001
First Republic Bank	10,500	912,450
Franklin Resources, Inc.	17,151	508,699
Goldman Sachs Group, Inc.	21,988	3,673,095
Hartford Financial Services Group, Inc.	22,230	988,124
Huntington Bancshares, Inc.	70,265	837,559
Intercontinental Exchange, Inc.	36,125	2,721,296
Invesco, Ltd.	28,289	473,558
Jefferies Financial Group, Inc.	17,509	303,956
JPMorgan Chase & Co.	212,172	20,712,231
KeyCorp	64,479	953,000

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Lincoln National Corp.	14,310	$ 734,246
Loews Corp.	16,912	769,834
M&T Bank Corp.	9,234	1,321,662
Marsh & McLennan Cos., Inc.	32,534	2,594,587
MetLife, Inc.	64,526	2,649,438
Moody's Corp.	11,034	1,545,201
Morgan Stanley	84,955	3,368,466
MSCI, Inc.	6,000	884,580
Nasdaq, Inc.	6,925	564,872
Northern Trust Corp.	13,910	1,162,737
People's United Financial, Inc.	22,434	323,723
PNC Financial Services Group, Inc.	29,642	3,465,446
Principal Financial Group, Inc.	15,726	694,617
Progressive Corp.	37,852	2,283,611
Prudential Financial, Inc.	26,937	2,196,712
Raymond James Financial, Inc.	7,800	580,398
Regions Financial Corp.	68,043	910,415
S&P Global, Inc.	15,998	2,718,700
State Street Corp. (c)	24,347	1,535,565
SunTrust Banks, Inc.	29,782	1,502,204
SVB Financial Group (a)	3,500	664,720
Synchrony Financial	42,871	1,005,754
T Rowe Price Group, Inc.	15,120	1,395,878
Torchmark Corp.	6,384	475,800
Travelers Cos., Inc.	17,298	2,071,436
Unum Group	14,124	414,963
US Bancorp	98,130	4,484,541
Wells Fargo & Co.	270,146	12,448,328
Willis Towers Watson PLC	8,379	1,272,435
Zions Bancorp	12,058	491,243
		180,370,342
HEALTH CARE — 15.2%
Abbott Laboratories	112,849	8,162,368
AbbVie, Inc.	95,863	8,837,610
ABIOMED, Inc. (a)	2,800	910,112
Agilent Technologies, Inc.	20,275	1,367,751
Alexion Pharmaceuticals, Inc. (a)	14,427	1,404,613
Align Technology, Inc. (a)	4,500	942,435
Allergan PLC	20,426	2,730,139
AmerisourceBergen Corp.	10,552	785,069
Amgen, Inc.	40,591	7,901,850
Anthem, Inc.	16,419	4,312,122
Baxter International, Inc.	31,070	2,045,027
Becton Dickinson and Co.	17,177	3,870,322
Biogen, Inc. (a)	12,947	3,896,011
Boston Scientific Corp. (a)	87,477	3,091,437
Bristol-Myers Squibb Co.	105,112	5,463,722
Cardinal Health, Inc.	18,624	830,630
Celgene Corp. (a)	45,065	2,888,216
Centene Corp. (a)	13,100	1,510,430
Cerner Corp. (a)	20,963	1,099,300
Cigna Corp.	24,385	4,631,169
Cooper Cos., Inc.	3,300	839,850
CVS Health Corp.	82,933	5,433,770
Security Description	Shares	Value
Danaher Corp.	39,478	$ 4,070,971
DaVita, Inc. (a)	9,072	466,845
DENTSPLY SIRONA, Inc.	14,366	534,559
Edwards Lifesciences Corp. (a)	13,490	2,066,263
Eli Lilly & Co.	60,057	6,949,796
Gilead Sciences, Inc.	82,346	5,150,742
HCA Healthcare, Inc.	17,300	2,152,985
Henry Schein, Inc. (a)	9,700	761,644
Hologic, Inc. (a)	17,600	723,360
Humana, Inc.	8,817	2,525,894
IDEXX Laboratories, Inc. (a)	5,400	1,004,508
Illumina, Inc. (a)	9,300	2,789,349
Incyte Corp. (a)	11,900	756,721
Intuitive Surgical, Inc. (a)	7,256	3,475,044
IQVIA Holdings, Inc. (a)	10,000	1,161,700
Johnson & Johnson	171,641	22,150,271
Laboratory Corp. of America Holdings (a)	6,447	814,643
McKesson Corp.	12,231	1,351,159
Medtronic PLC	85,704	7,795,636
Merck & Co., Inc.	165,798	12,668,625
Mettler-Toledo International, Inc. (a)	1,600	904,928
Mylan NV (a)	34,707	950,972
Nektar Therapeutics (a)	10,700	351,709
PerkinElmer, Inc.	7,032	552,364
Perrigo Co. PLC	8,714	337,668
Pfizer, Inc.	368,648	16,091,485
Quest Diagnostics, Inc.	8,458	704,298
Regeneron Pharmaceuticals, Inc. (a)	5,058	1,889,163
ResMed, Inc.	9,500	1,081,765
Stryker Corp.	20,195	3,165,566
Thermo Fisher Scientific, Inc.	25,912	5,798,846
UnitedHealth Group, Inc.	61,622	15,351,273
Universal Health Services, Inc. Class B	5,300	617,768
Varian Medical Systems, Inc. (a)	6,031	683,373
Vertex Pharmaceuticals, Inc. (a)	16,348	2,709,027
Waters Corp. (a)	5,015	946,080
WellCare Health Plans, Inc. (a)	3,100	731,879
Zimmer Biomet Holdings, Inc.	13,427	1,392,648
Zoetis, Inc.	30,228	2,585,703
		209,171,183
INDUSTRIALS — 9.0%
3M Co.	37,043	7,058,173
Alaska Air Group, Inc.	8,200	498,970
Allegion PLC	5,437	433,383
American Airlines Group, Inc. (b)	24,400	783,484
AMETEK, Inc.	15,101	1,022,338
AO Smith Corp.	9,700	414,190
Arconic, Inc.	28,263	476,514
Boeing Co.	33,624	10,843,740
C.H. Robinson Worldwide, Inc.	8,582	721,660
Caterpillar, Inc.	37,555	4,772,114

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Cintas Corp.	5,722	$ 961,239
Copart, Inc. (a)	13,200	630,696
CSX Corp.	50,859	3,159,870
Cummins, Inc.	9,844	1,315,552
Deere & Co.	20,954	3,125,708
Delta Air Lines, Inc.	39,466	1,969,353
Dover Corp.	8,545	606,268
Eaton Corp. PLC	28,199	1,936,143
Emerson Electric Co.	40,469	2,418,023
Equifax, Inc.	7,595	707,322
Expeditors International of Washington, Inc.	11,844	806,458
Fastenal Co.	17,642	922,500
FedEx Corp.	15,750	2,540,948
Flowserve Corp.	9,555	363,281
Fluor Corp.	9,256	298,043
Fortive Corp.	19,281	1,304,552
Fortune Brands Home & Security, Inc.	10,100	383,699
General Dynamics Corp.	17,789	2,796,609
General Electric Co.	560,249	4,241,085
Harris Corp.	7,498	1,009,606
Honeywell International, Inc.	47,003	6,210,036
Huntington Ingalls Industries, Inc.	2,800	532,868
IHS Markit, Ltd. (a)	23,400	1,122,498
Illinois Tool Works, Inc.	19,571	2,479,450
Ingersoll-Rand PLC	15,116	1,379,033
Jacobs Engineering Group, Inc.	7,057	412,552
JB Hunt Transport Services, Inc.	5,500	511,720
Johnson Controls International PLC	58,993	1,749,142
Kansas City Southern	7,004	668,532
L3 Technologies, Inc.	5,165	896,954
Lockheed Martin Corp.	15,890	4,160,638
Masco Corp.	17,839	521,612
Nielsen Holdings PLC	23,375	545,339
Norfolk Southern Corp.	17,268	2,582,257
Northrop Grumman Corp.	11,186	2,739,451
PACCAR, Inc.	21,435	1,224,796
Parker-Hannifin Corp.	8,414	1,254,864
Pentair PLC	11,791	445,464
Quanta Services, Inc.	9,993	300,789
Raytheon Co.	18,436	2,827,161
Republic Services, Inc.	13,414	967,015
Robert Half International, Inc.	6,974	398,913
Rockwell Automation, Inc.	7,479	1,125,440
Rollins, Inc.	9,450	341,145
Roper Technologies, Inc.	6,735	1,795,012
Snap-on, Inc.	3,572	518,976
Southwest Airlines Co.	31,927	1,483,967
Stanley Black & Decker, Inc.	9,650	1,155,491
Textron, Inc.	14,806	680,928
TransDigm Group, Inc. (a)	3,100	1,054,186
Union Pacific Corp.	47,338	6,543,532
Security Description	Shares	Value
United Continental Holdings, Inc. (a)	14,200	$ 1,188,966
United Parcel Service, Inc. Class B	44,255	4,316,190
United Rentals, Inc. (a)	5,600	574,168
United Technologies Corp.	51,879	5,524,076
Verisk Analytics, Inc. (a)	10,300	1,123,112
W.W. Grainger, Inc.	2,712	765,760
Waste Management, Inc.	24,704	2,198,409
Xylem, Inc.	11,434	762,877
		123,604,840
INFORMATION TECHNOLOGY — 19.7%
Accenture PLC Class A	40,482	5,708,367
Adobe, Inc. (a)	31,213	7,061,629
Advanced Micro Devices, Inc. (a)(b)	57,400	1,059,604
Akamai Technologies, Inc. (a)	10,234	625,093
Alliance Data Systems Corp.	2,904	435,832
Amphenol Corp. Class A	19,280	1,562,066
Analog Devices, Inc.	23,970	2,057,345
ANSYS, Inc. (a)	5,600	800,464
Apple, Inc.	288,564	45,518,085
Applied Materials, Inc.	63,553	2,080,725
Arista Networks, Inc. (a)	3,100	653,170
Autodesk, Inc. (a)	14,270	1,835,265
Automatic Data Processing, Inc.	28,265	3,706,107
Broadcom, Inc.	26,635	6,772,748
Broadridge Financial Solutions, Inc.	7,000	673,750
Cadence Design Systems, Inc. (a)	18,500	804,380
Cisco Systems, Inc.	286,629	12,419,635
Citrix Systems, Inc.	8,578	878,902
Cognizant Technology Solutions Corp. Class A	36,627	2,325,082
Corning, Inc.	53,050	1,602,640
DXC Technology Co.	18,191	967,215
F5 Networks, Inc. (a)	3,759	609,071
Fidelity National Information Services, Inc.	21,186	2,172,624
Fiserv, Inc. (a)	26,184	1,924,262
FleetCor Technologies, Inc. (a)	5,800	1,077,176
FLIR Systems, Inc.	8,239	358,726
Fortinet, Inc. (a)	9,200	647,956
Gartner, Inc. (a)(b)	6,000	767,040
Global Payments, Inc.	10,575	1,090,600
Hewlett Packard Enterprise Co.	89,363	1,180,485
HP, Inc.	102,163	2,090,255
Intel Corp.	291,020	13,657,569
International Business Machines Corp.	58,447	6,643,670
Intuit, Inc.	16,526	3,253,143
IPG Photonics Corp. (a)	2,500	283,225
Jack Henry & Associates, Inc.	4,900	619,948
Juniper Networks, Inc.	22,844	614,732

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	12,000	$ 744,960
KLA-Tencor Corp.	9,873	883,535
Lam Research Corp.	9,581	1,304,645
Mastercard, Inc. Class A	57,949	10,932,079
Maxim Integrated Products, Inc.	17,800	905,130
Microchip Technology, Inc. (b)	15,006	1,079,232
Micron Technology, Inc. (a)	70,928	2,250,545
Microsoft Corp.	494,777	50,254,500
Motorola Solutions, Inc.	10,428	1,199,637
NetApp, Inc.	16,843	1,005,022
NVIDIA Corp.	38,912	5,194,752
Oracle Corp.	162,770	7,349,065
Paychex, Inc.	21,131	1,376,685
PayPal Holdings, Inc. (a)	75,858	6,378,899
Qorvo, Inc. (a)	7,600	461,548
QUALCOMM, Inc. (b)	77,585	4,415,362
Red Hat, Inc. (a)	11,330	1,990,001
salesforce.com, Inc. (a)	48,505	6,643,730
Seagate Technology PLC	15,076	581,783
Skyworks Solutions, Inc.	11,800	790,836
Symantec Corp.	39,403	744,520
Synopsys, Inc. (a)	9,400	791,856
TE Connectivity, Ltd.	21,649	1,637,314
Texas Instruments, Inc.	61,106	5,774,517
Total System Services, Inc.	10,899	885,980
VeriSign, Inc. (a)	6,920	1,026,167
Visa, Inc. Class A	112,040	14,782,558
Western Digital Corp.	19,506	721,137
Western Union Co.	27,940	476,656
Xerox Corp.	15,823	312,662
Xilinx, Inc.	16,042	1,366,297
		270,800,196
MATERIALS — 2.7%
Air Products & Chemicals, Inc.	14,007	2,241,820
Albemarle Corp. (b)	7,100	547,197
Avery Dennison Corp.	5,818	522,631
Ball Corp.	21,216	975,512
Celanese Corp. Series A	8,600	773,742
CF Industries Holdings, Inc.	14,730	640,902
DowDuPont, Inc.	146,132	7,815,139
Eastman Chemical Co.	8,972	655,943
Ecolab, Inc.	16,165	2,381,913
FMC Corp.	8,622	637,683
Freeport-McMoRan, Inc.	90,364	931,653
International Flavors & Fragrances, Inc. (b)	6,280	843,216
International Paper Co.	25,408	1,025,467
Linde PLC	35,029	5,465,925
LyondellBasell Industries NV Class A	20,652	1,717,420
Martin Marietta Materials, Inc. (b)	4,055	696,933
Mosaic Co.	20,816	608,035
Newmont Mining Corp.	33,373	1,156,374
Nucor Corp.	20,306	1,052,054
Packaging Corp. of America	6,300	525,798
Security Description	Shares	Value
PPG Industries, Inc.	15,488	$ 1,583,338
Sealed Air Corp.	11,269	392,612
Sherwin-Williams Co.	5,187	2,040,877
Vulcan Materials Co.	8,390	828,932
WestRock Co.	16,448	621,077
		36,682,193
REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	772,108
American Tower Corp. REIT	28,382	4,489,749
Apartment Investment & Management Co. Class A, REIT	9,765	428,488
AvalonBay Communities, Inc. REIT	9,129	1,588,902
Boston Properties, Inc. REIT	9,821	1,105,354
CBRE Group, Inc. Class A (a)	20,108	805,124
Crown Castle International Corp. REIT	26,642	2,894,121
Digital Realty Trust, Inc. REIT	13,300	1,417,115
Duke Realty Corp. REIT	22,500	582,750
Equinix, Inc. REIT	5,138	1,811,453
Equity Residential REIT	24,138	1,593,349
Essex Property Trust, Inc. REIT	4,455	1,092,411
Extra Space Storage, Inc. REIT	7,500	678,600
Federal Realty Investment Trust REIT	4,600	542,984
HCP, Inc. REIT	31,277	873,567
Host Hotels & Resorts, Inc. REIT	48,759	812,813
Iron Mountain, Inc. REIT	18,074	585,778
Kimco Realty Corp. REIT	23,116	338,649
Macerich Co. REIT	7,245	313,564
Mid-America Apartment Communities, Inc. REIT	6,900	660,330
Prologis, Inc. REIT	40,546	2,380,861
Public Storage REIT	9,452	1,913,179
Realty Income Corp. REIT	18,100	1,141,024
Regency Centers Corp. REIT	10,499	616,081
SBA Communications Corp. REIT (a)	7,100	1,149,419
Simon Property Group, Inc. REIT	19,435	3,264,886
SL Green Realty Corp. REIT	6,100	482,388
UDR, Inc. REIT	17,800	705,236
Ventas, Inc. REIT	22,403	1,312,592
Vornado Realty Trust REIT	10,446	647,965
Welltower, Inc. REIT	23,881	1,657,580
Weyerhaeuser Co. REIT	49,998	1,092,956
		39,751,376
UTILITIES — 3.3%
AES Corp.	43,759	632,755
Alliant Energy Corp.	14,700	621,075
Ameren Corp.	16,456	1,073,425
American Electric Power Co., Inc.	31,543	2,357,524

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

Security Description	Shares	Value
American Water Works Co., Inc.	11,300	$ 1,025,701
CenterPoint Energy, Inc.	31,335	884,587
CMS Energy Corp.	18,801	933,470
Consolidated Edison, Inc.	19,600	1,498,616
Dominion Energy, Inc.	42,068	3,006,179
DTE Energy Co.	11,439	1,261,722
Duke Energy Corp.	45,891	3,960,393
Edison International	21,305	1,209,485
Entergy Corp.	12,200	1,050,054
Evergy, Inc.	16,499	936,648
Eversource Energy	20,243	1,316,605
Exelon Corp.	61,959	2,794,351
FirstEnergy Corp.	29,729	1,116,324
NextEra Energy, Inc.	30,257	5,259,272
NiSource, Inc.	23,078	585,027
NRG Energy, Inc.	19,998	791,921
PG&E Corp. (a)	33,712	800,660
Pinnacle West Capital Corp.	6,556	558,571
PPL Corp.	44,756	1,267,937
Public Service Enterprise Group, Inc.	32,336	1,683,089
SCANA Corp.	9,501	453,958
Sempra Energy	17,724	1,917,559
Southern Co.	64,984	2,854,097
WEC Energy Group, Inc.	20,287	1,405,078
Xcel Energy, Inc.	33,700	1,660,399
		44,916,482
TOTAL COMMON STOCKS (Cost $455,091,918)		1,346,369,768

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	27,348,182	27,348,182
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,502,193	$ 2,502,193
TOTAL SHORT-TERM INVESTMENTS (Cost $29,850,375)		29,850,375
TOTAL INVESTMENTS — 100.2% (Cost $484,942,293)		1,376,220,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,427,692)
NET ASSETS — 100.0%		$ 1,373,792,451
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	218	03/15/2019	$28,521,589	$27,306,680	$(1,214,909)
During the period ended December 31, 2018, average notional value related to futures contracts was $30,118,992 or 2% of net assets.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,346,369,768	$—	$—	$1,346,369,768
Short-Term Investments	29,850,375	—	—	29,850,375
TOTAL INVESTMENTS	$1,376,220,143	$—	$—	$1,376,220,143
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,214,909)	—	—	(1,214,909)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,214,909)	$—	$—	$ (1,214,909)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$ 2,522,926	$ 168,671	$ 324,786	$204,164	$(1,035,410)	24,347	$ 1,535,565	$ 43,170	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	252,651,950	252,860,022	—	—	27,348,182	27,348,182	460,985	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	32,435,236	30,751,733	—	—	2,502,193	2,502,193	11,485	—
Total		$30,897,870	$285,255,857	$283,936,541	$204,164	$(1,035,410)		$31,385,940	$515,640	$—
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments in unaffiliated issuers, at value*	$1,344,834,203
Investments in affiliated issuers, at value	31,385,940
Total Investments	1,376,220,143
Cash at broker	2,731,182
Cash	244
Receivable for investments sold	461,847
Dividends receivable — unaffiliated issuers	1,539,706
Dividends receivable — affiliated issuers	62,317
Securities lending income receivable — unaffiliated issuers	1,236
Securities lending income receivable — affiliated issuers	445
Receivable from Adviser	3,701
TOTAL ASSETS	1,381,020,821
LIABILITIES
Payable upon return of securities loaned	2,502,193
Payable for investments purchased	3,468,683
Payable to broker – accumulated variation margin on open futures contracts	1,213,915
Advisory fee payable	43,579
TOTAL LIABILITIES	7,228,370
NET ASSETS	$1,373,792,451
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 454,306,739
Investments in affiliated issuers	30,635,554
Total cost of investments	$ 484,942,293
* Includes investments in securities on loan, at value	$ 14,346,572
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 10,093
Dividend income — unaffiliated issuers	30,925,473
Dividend income — affiliated issuers	504,155
Unaffiliated securities lending income	19,079
Affiliated securities lending income	11,485
Foreign taxes withheld	(120,794)
TOTAL INVESTMENT INCOME (LOSS)	31,349,491
EXPENSES
Advisory fee	701,914
TOTAL EXPENSES	701,914
NET INVESTMENT INCOME (LOSS)	$ 30,647,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	149,701,126
Investments — affiliated issuers	204,164
Futures contracts	(826,985)
Net realized gain (loss)	149,078,305
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(235,611,250)
Investments — affiliated issuers	(1,035,410)
Futures contracts	(1,704,289)
Net change in unrealized appreciation/depreciation	(238,350,949)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(89,272,644)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (58,625,067)
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/18	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,647,577	$ 31,216,140
Net realized gain (loss)	149,078,305	96,690,402
Net change in unrealized appreciation/depreciation	(238,350,949)	183,011,705
Net increase (decrease) in net assets resulting from operations	(58,625,067)	310,918,247
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	70,287,455	44,261,255
Withdrawals	(317,119,601)	(194,742,512)
Net increase (decrease) in net assets from capital transactions	(246,832,146)	(150,481,257)
Net increase (decrease) in net assets during the period	(305,457,213)	160,436,990
Net assets at beginning of period	1,679,249,664	1,518,812,674
NET ASSETS AT END OF PERIOD	$1,373,792,451	$1,679,249,664
See accompanying notes to financial statements.
13

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	(4.98)%	22.42%(b)	11.90%	1.41%	13.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,373,792	$1,679,250	$1,518,813	$1,601,598	$2,869,323
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.050%
Net expenses	0.05%	0.05%	0.04%	0.05%	0.05%
Net investment income (loss)	1.96%	1.98%	2.18%	2.00%	1.98%
Portfolio turnover rate	4%	2%	5%	7%(c)	2%(c)
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return less than of 0.005% for the period ended December 31, 2017.
(c)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
14

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2018, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue an unlimited number of non transferable beneficial interests. The financial statements herein relate only to:
Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
15

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the
16

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2018, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(1,213,915)	$—	$(1,213,915)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(826,985)	$—	$(826,985)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$(1,704,289)	$—	$(1,704,289)
17

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

4.    Fees and Transactions with Affiliates
Advisory, Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation ("State Street"). As compensation for the Adviser’s services to the Portfolio as investment adviser and administrator and State Street’s services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio is obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2018, were as follows:
	Purchases	Sales
State Street Equity 500 Index Portfolio	$54,027,233	$218,883,200
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
18

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$536,713,731	$916,094,259	$77,801,762	$838,292,497
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$ 14,346,572	$ 2,502,193	$ 12,033,927	$ 14,536,120
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
19

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2018

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2018:
		Remaining Contractual Maturity of the Agreements As of December 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$2,502,193	$—	$—	$—	$2,502,193	$2,502,193
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2018.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Fund were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of State Street Equity 500 Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2019
21

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION
December 31, 2018 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the the extent applicable, distribution(12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2018 to December 31, 2018.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
22

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$931.10	$0.24	$1,025.00	$0.26
(a)	Hypothetical expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the year multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Special Meeting of Shareholders — Voting Results
A special meeting of shareholders of State Street Master Funds (the “Trust”) was held on December 18, 2018 to elect the following four nominees as Trustees of the Trust: Michael A. Jessee, Ellen M. Needham, Donna M. Rapaccioli and John R. Costantino. At the meeting the following votes were recorded:
Nominee	Shares For	Shares Withheld
Michael A. Jessee	70,681,020,370.077	7,661,214,196.910
Ellen M. Needham	77,884,129,343.272	458,105,223.715
Donna M. Rapaccioli	78,036,680,506.030	305,554,060.957
John R. Costantino	78,035,382,515.554	306,852,051.433
The other Trustees whose term of office continued after the meeting are as follows: James E. Ross, Michael F. Holland, Patrick J. Riley, Richard D. Shirk, Bruce D. Taber and Rina K. Spence.
23

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director of Artes Medical (2006 – 2008); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67
24

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – present).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	185	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

25

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
26

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2018 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
27

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 2, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 2, 2019